Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Units
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RBB FUND, INC.
Entity Central Index Key	0000831114
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	Abbey Capital Futures Strategy Fund
Class Name	Class I
Trading Symbol	ABYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/. You can also request this information by contacting us at 1-844-261-6484.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$178	1.79%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw negative performance for the one-year period ended August 31, 2024. The Fund’s Diversified Trendfollowing trading advisers were the primary source of negative performance at the trading style level.
At the market sector level, the Fund saw losses in fixed income and major currencies. Uncertainty about the timing of potential interest rate cuts by central banks was a key factor influencing these markets. This uncertainty contributed to a lack of clear price trends and several price reversals that proved challenging for some of the Fund’s underlying trading advisers. Performance across energy and metals markets was also negative.
The Fund did capture gains in agricultural commodities and equities. Strong price uptrends in cocoa were the primary source of gains within agricultural commodities. Meanwhile, long positions across equity indices also resulted in gains as global stocks reached new record highs during the period.

Top Contributors
↑	Agricultural Commodities
↑	Equity indices

Top Detractors
↓	Currencies
↓	Fixed Income
↓	Energy
↓	Metals

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	10 Years
Class I	-1.32	3.72	4.06
S&P 500 Total Return Index	27.14	15.92	12.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
Net Assets	$ 2,713,572,669
Holdings Count | Units	1,015
Advisory Fees Paid, Amount	$ 46,899,087
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$2,713,572,669
Number of Holdings	1,015
Net Advisory Fee	$46,899,087
Portfolio Turnover	0%

Holdings [Text Block]

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	7.5%
Currency	19.1%
Energy	12.8%
Equity	27.8%
Fixed Income	21.9%
Metals	10.8%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES:
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ or upon request at 1-844-261-6482.
On April 29, 2024, QMS Capital Management LP began serving as a trading adviser to the Fund.

Updated Prospectus Phone Number	1-844-261-6482
Updated Prospectus Web Address	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
Class A Shares [Member]
Shareholder Report [Line Items]
Fund Name	Abbey Capital Futures Strategy Fund
Class Name	Class A
Trading Symbol	ABYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/. You can also request this information by contacting us at 1-844-261-6484.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$202	2.04%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw negative performance for the one-year period ended August 31, 2024. The Fund’s Diversified Trendfollowing trading advisers were the primary source of negative performance at the trading style level.
At the market sector level, the Fund saw losses in fixed income and major currencies. Uncertainty about the timing of potential interest rate cuts by central banks was a key factor influencing these markets. This uncertainty contributed to a lack of clear price trends and several price reversals that proved challenging for some of the Fund’s underlying trading advisers. Performance across energy and metals markets was also negative.
The Fund did capture gains in agricultural commodities and equities. Strong price uptrends in cocoa were the primary source of gains within agricultural commodities. Meanwhile, long positions across equity indices also resulted in gains as global stocks reached new record highs during the period.

Top Contributors
↑	Agricultural Commodities
↑	Equity indices

Top Detractors
↓	Currencies
↓	Fixed Income
↓	Energy
↓	Metals

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	10 Years
Class A (without sales charge)	-1.67	3.42	3.79
Class A (with sales charge)	-7.36	2.21	3.18
S&P 500 Total Returns Index	27.14	15.92	12.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
Net Assets	$ 2,713,572,669
Holdings Count | Units	1,015
Advisory Fees Paid, Amount	$ 46,899,087
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$2,713,572,669
Number of Holdings	1,015
Net Advisory Fee	$46,899,087
Portfolio Turnover	0%

Holdings [Text Block]

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	7.5%
Currency	19.1%
Energy	12.8%
Equity	27.8%
Fixed Income	21.9%
Metals	10.8%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES:
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ or upon request at 1-844-261-6482.
On April 29, 2024, QMS Capital Management LP began serving as a trading adviser to the Fund.

Updated Prospectus Phone Number	1-844-261-6482
Updated Prospectus Web Address	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
Class C Shares [Member]
Shareholder Report [Line Items]
Fund Name	Abbey Capital Futures Strategy Fund
Class Name	Class C
Trading Symbol	ABYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/. You can also request this information by contacting us at 1-844-261-6484.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$276	2.79%

Expenses Paid, Amount	$ 276
Expense Ratio, Percent	2.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw negative performance for the one-year period ended August 31, 2024. The Fund’s Diversified Trendfollowing trading advisers were the primary source of negative performance at the trading style level.
At the market sector level, the Fund saw losses in fixed income and major currencies. Uncertainty about the timing of potential interest rate cuts by central banks was a key factor influencing these markets. This uncertainty contributed to a lack of clear price trends and several price reversals that proved challenging for some of the Fund’s underlying trading advisers. Performance across energy and metals markets was also negative.
The Fund did capture gains in agricultural commodities and equities. Strong price uptrends in cocoa were the primary source of gains within agricultural commodities. Meanwhile, long positions across equity indices also resulted in gains as global stocks reached new record highs during the period.

Top Contributors
↑	Agricultural Commodities
↑	Equity indices

Top Detractors
↓	Currencies
↓	Fixed Income
↓	Energy
↓	Metals

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	10 Years
Class C (without contingent deferred sales charge)[1]	-2.29	2.68	3.03
Class C (with contingent deferred sales charge)[1]	-3.26	2.68	3.03
S&P 500 Total Return Index	27.14	15.92	12.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
Net Assets	$ 2,713,572,669
Holdings Count | Units	1,015
Advisory Fees Paid, Amount	$ 46,899,087
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$2,713,572,669
Number of Holdings	1,015
Net Advisory Fee	$46,899,087
Portfolio Turnover	0%

Holdings [Text Block]

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	7.5%
Currency	19.1%
Energy	12.8%
Equity	27.8%
Fixed Income	21.9%
Metals	10.8%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES:
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ or upon request at 1-844-261-6482.
On April 29, 2024, QMS Capital Management LP began serving as a trading adviser to the Fund.

Updated Prospectus Phone Number	1-844-261-6482
Updated Prospectus Web Address	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
CLASS I SHARES [Member]
Shareholder Report [Line Items]
Fund Name	Abbey Capital Multi Asset Fund
Class Name	Class I
Trading Symbol	MAFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$185	1.79%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw positive performance for the one-year period ended August 31, 2024. The Fund’s Long US Equity strategy was the driver of positive performance, with partially offsetting losses recorded by the Fund’s Managed Futures strategy.
The Fund’s Long US Equity strategy saw positive returns from its allocation to S&P 500 futures. US stocks rallied strongly over the period, outperforming many other global markets. US stocks were supported by strong momentum in technology and artificial intelligence-related stocks as well as solid corporate earnings data. The prospect of a dovish shift in US monetary policy was another tailwind for stocks at times.
For the Fund’s Managed futures strategy, losses occurred in fixed income and major currencies. Uncertainty about the timing of potential interest rate cuts by central banks was a key factor influencing these markets, contributing to a lack of clear price trends and several price reversals that proved challenging. Performance in energy markets was also negative for the Managed Futures strategy, with partially offsetting gains recorded in equities, agricultural commodities and metals.

Top Contributors
↑	Equity indices
↑	Agricultural Commodities
↑	Metals

Top Detractors
↓	Currencies
↓	Fixed Income
↓	Energy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception of Class I Shares (04/11/2018)
Class I	6.88	10.08	10.85
S&P 500 Total Return Index	27.14	15.92	14.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
Net Assets	$ 1,021,674,121
Holdings Count | Units	557
Advisory Fees Paid, Amount	$ 12,621,844
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,021,674,121
Number of Holdings	557
Net Advisory Fee	$12,621,844
Portfolio Turnover	0%

Holdings [Text Block]

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	4.5%
Currency	16.6%
Energy	7.3%
Equity	50.8%
Fixed Income	13.4%
Metals	7.4%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES:
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ or upon request at 1-844-261-6484.
Graham Capital Management L.P. began serving as a trading adviser to the Fund on April 4, 2024 and Winton Capital Management Limited began serving as a trading adviser to the Fund on June 13, 2024. In addition, Systematica Investments Limited (acting as the general partner of Systematica Investments LP) began serving as a trading adviser to the Fund on October 22, 2024 (subsequent to the end of the reporting period).

Updated Prospectus Phone Number	1-844-261-6484
Updated Prospectus Web Address	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
CLASS A SHARES [Member]
Shareholder Report [Line Items]
Fund Name	Abbey Capital Multi Asset Fund
Class Name	Class A
Trading Symbol	MAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$211	2.04%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw positive performance for the one-year period ended August 31, 2024. The Fund’s Long US Equity strategy was the driver of positive performance, with partially offsetting losses recorded by the Fund’s Managed Futures strategy.
The Fund’s Long US Equity strategy saw positive returns from its allocation to S&P 500 futures. US stocks rallied strongly over the period, outperforming many other global markets. US stocks were supported by strong momentum in technology and artificial intelligence-related stocks as well as solid corporate earnings data. The prospect of a dovish shift in US monetary policy was another tailwind for stocks at times.
For the Fund’s Managed futures strategy, losses occurred in fixed income and major currencies. Uncertainty about the timing of potential interest rate cuts by central banks was a key factor influencing these markets, contributing to a lack of clear price trends and several price reversals that proved challenging. Performance in energy markets was also negative for the Managed Futures strategy, with partially offsetting gains recorded in equities, agricultural commodities and metals.

Top Contributors
↑	Equity indices
↑	Agricultural Commodities
↑	Metals

Top Detractors
↓	Currencies
↓	Fixed Income
↓	Energy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception of the Fund (04/11/2018)
Class A (without sales charge)[1]	6.61	9.80	10.57
Class A (with sales charge)[1]	0.50	8.51	9.55
S&P 500 Total Return Index	27.14	15.92	14.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
Net Assets	$ 1,021,674,121
Holdings Count | Units	557
Advisory Fees Paid, Amount	$ 12,621,844
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,021,674,121
Number of Holdings	557
Net Advisory Fee	$12,621,844
Portfolio Turnover	0%

Holdings [Text Block]

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	4.5%
Currency	16.6%
Energy	7.3%
Equity	50.8%
Fixed Income	13.4%
Metals	7.4%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES:
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ or upon request at 1-844-261-6484.
Graham Capital Management L.P. began serving as a trading adviser to the Fund on April 4, 2024 and Winton Capital Management Limited began serving as a trading adviser to the Fund on June 13, 2024. In addition, Systematica Investments Limited (acting as the general partner of Systematica Investments LP) began serving as a trading adviser to the Fund on October 22, 2024 (subsequent to the end of the reporting period).

Updated Prospectus Phone Number	1-844-261-6484
Updated Prospectus Web Address	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
CLASS C SHARES [Member]
Shareholder Report [Line Items]
Fund Name	Abbey Capital Multi Asset Fund
Class Name	Class C
Trading Symbol	MAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$287	2.79%

Expenses Paid, Amount	$ 287
Expense Ratio, Percent	2.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw positive performance for the one-year period ended August 31, 2024. The Fund’s Long US Equity strategy was the driver of positive performance, with partially offsetting losses recorded by the Fund’s Managed Futures strategy.
The Fund’s Long US Equity strategy saw positive returns from its allocation to S&P 500 futures. US stocks rallied strongly over the period, outperforming many other global markets. US stocks were supported by strong momentum in technology and artificial intelligence-related stocks as well as solid corporate earnings data. The prospect of a dovish shift in US monetary policy was another tailwind for stocks at times.
For the Fund’s Managed futures strategy, losses occurred in fixed income and major currencies. Uncertainty about the timing of potential interest rate cuts by central banks was a key factor influencing these markets, contributing to a lack of clear price trends and several price reversals that proved challenging. Performance in energy markets was also negative for the Managed Futures strategy, with partially offsetting gains recorded in equities, agricultural commodities and metals.

Top Contributors
↑	Equity indices
↑	Agricultural Commodities
↑	Metals

Top Detractors
↓	Currencies
↓	Fixed Income
↓	Energy

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception of the Fund (04/11/2018)
Class C (without contingent deferred sales charge)[1]	5.93	9.00	9.76
Class C (with contingent deferred sales charge)[1]	4.93	9.00	9.76
S&P 500 Total Return Index	27.14	15.92	14.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
Net Assets	$ 1,021,674,121
Holdings Count | Units	557
Advisory Fees Paid, Amount	$ 12,621,844
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,021,674,121
Number of Holdings	557
Net Advisory Fee	$12,621,844
Portfolio Turnover	0%

Holdings [Text Block]

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	4.5%
Currency	16.6%
Energy	7.3%
Equity	50.8%
Fixed Income	13.4%
Metals	7.4%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES:
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ or upon request at 1-844-261-6484.
Graham Capital Management L.P. began serving as a trading adviser to the Fund on April 4, 2024 and Winton Capital Management Limited began serving as a trading adviser to the Fund on June 13, 2024. In addition, Systematica Investments Limited (acting as the general partner of Systematica Investments LP) began serving as a trading adviser to the Fund on October 22, 2024 (subsequent to the end of the reporting period).

Updated Prospectus Phone Number	1-844-261-6484
Updated Prospectus Web Address	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Adara Smaller Companies Fund [Member]
Shareholder Report [Line Items]
Fund Name	Adara Smaller Companies Fund
Class Name	Adara Smaller Companies Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Adara Smaller Companies Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6482
Additional Information Website	https://rbbfund.com/additional-fund-information/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adara Smaller Companies Fund	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund generated a return of 16.72% for the fiscal year ended August 31, 2024, underperforming the benchmark Russell 2000 Total Return Index, which returned 18.47% over the same period. The Fund’s 1.75% underperformance of the benchmark was due in large part to the Fund’s higher quality bias, which caused the Fund to trail the benchmark during the strong market rally.
U.S. equity markets generated strong gains in the fiscal year as markets reacted positively to lower yields, inflation continued trending lower and the Federal Reserve pivoted away from raising interest rates and toward cutting rates in 2024. A recession did not materialize, and markets benefited from excitement around artificial intelligence.
The Fund’s assets were allocated to five underlying sub-advisers during the fiscal year: microcap managers Driehaus Capital Management LLC (“Driehaus”) and Pacific Ridge Capital Partners LLC (“Pacific Ridge”); small-cap managers Pier Capital LLC (“Pier”) and River Road Asset Management LLC (“River Road”); and tax-loss harvesting manager Aperio Group LLC (“Aperio”). Performance of the Fund’s sub-advisers for the fiscal year was led by Driehaus, with a return of +22.00%, followed in order by Aperio at +20.34%, Pacific Ridge at +17.05%, Pier at +15.42% and River Road at +12.99%. As of August 31, 2024, the Fund’s assets were allocated 25% to Driehaus, 23% to Pacific Ridge, 19% to Aperio, 17% to River Road, 14% to Pier and the remaining 2% in a cash sleeve.

Top Contributors
↑	Crinetics Pharmaceuticals Inc
↑	Heritage Insurance Holdings Inc
↑	FTAI Aviation Ltd.

Top Detractors
↓	Red Robin Gourmet Burgers Inc
↓	Aehr Test Systems
↓	Kimball Electronics Inc

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception (10/21/2014)
Adara Smaller Companies	16.72	12.54	10.97
Russell 3000 Total Return Index**	26.14	15.19	12.93
Russell 2000 Total Return Index	18.47	9.68	8.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
Net Assets	$ 603,895,805
Holdings Count | Units	665
Advisory Fees Paid, Amount	$ 3,658,869
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$603,895,805
Number of Holdings	665
Net Advisory Fee	$3,658,869
Portfolio Turnover	58%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
First American Treasury Obligations Fund	6.8%
Crinetics Pharmaceuticals, Inc.	0.9%
TransMedics Group, Inc.	0.8%
Build-A-Bear Workshop, Inc.	0.7%
Northwest Pipe Co.	0.7%
Talen Energy Corp.	0.7%
White Mountains Insurance Group Ltd.	0.6%
Barrett Business Services, Inc.	0.6%
Hamilton Beach Brands Holding Co.	0.6%
Northeast Bank	0.6%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	23.3%
Financial	20.6%
Industrial	16.6%
Consumer, Cyclical	14.1%
Technology	8.8%
Energy	3.9%
Communications	3.0%
Utilities	1.8%
Basic Materials	1.1%
Cash & Other	6.8%

Material Fund Change [Text Block]	Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://rbbfund.com/additional-fund-information/ or upon request at 1-844-261-6482.
During the fiscal year, certain changes occured with respect to personnel of the Fund’s sub-advisers who serve as portfolio managers of the Fund (each, a “PM”). At Aperio, Robert Tymoczko retired from the firm and was removed as a PM. Michael Branch at Aperio was added as a PM. At Pacific Ridge, Mark Cooper transitioned his portfolio management responsibilities and was removed as a PM. At River Road, R. James Shircliff retired from the firm and was removed as a PM.

Updated Prospectus Phone Number	1-844-261-6482
Updated Prospectus Web Address	https://rbbfund.com/additional-fund-information/
Aquarius International Fund [Member]
Shareholder Report [Line Items]
Fund Name	Aquarius International Fund
Class Name	Aquarius International Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aquarius International Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6482
Additional Information Website	https://rbbfund.com/additional-fund-information/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aquarius International Fund	$76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund generated a return of 19.53% for the fiscal year ended August 31, 2024, slightly outperforming the 18.79% return of the Fund’s benchmark, the MSCI AC World Index ex USA Gross Index, over the same period.
Developed international equities, as measured by the MSCI EAFE Index, led performance and were up 19.99% for the period. Emerging markets, as measured by the MSCI Emerging Markets Index, were up 15.52% for the period, trailing developed markets. A decline of 1.85% in the U.S. Dollar Index during the period marginally contributed to returns.
The Fund ended the fiscal year with four underlying sub-advisers: international developed markets managers Mawer Investment Management Ltd. (“Mawer”) and Boston Partners Global Investors Inc. (“Boston Partners”); emerging markets manager Driehaus Capital Management LLC (“Driehaus”); and tax-loss harvesting manager Aperio Group, LLC (“Aperio”). Mawer had the strongest performance of the underlying sub-advisers in the 2024 fiscal year with a +22.17% return, followed by Aperio at +20.34%, Boston Partners at +19.11% and Driehaus at +17.82%. The Fund allocated 34% of its assets to each of Mawer and Boston Partners as of the end of the fiscal year, followed by 16% to Driehaus and 13% to Aperio, with the remaining 3% in a cash sleeve.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co
↑	Rheinmetall
↑	Wolters Kluwer

Top Detractors
↓	PANASONIC HOLDINGS CORP
↓	EDENRED MALAKOFF
↓	RECKITT BENCKISER GROUP PLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception (04/17/2018)
Aquarius International Fund	19.53	6.76	4.26
MSCI AC WORLD INDEX ex USA Gross (USD)	18.79	8.08	5.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
Net Assets	$ 581,434,302
Holdings Count | Units	749
Advisory Fees Paid, Amount	$ 2,590,499
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$581,434,302
Number of Holdings	749
Net Advisory Fee	$2,590,499
Portfolio Turnover	59%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
First American Treasury Obligations Fund	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.6%
BAE Systems PLC	1.8%
AstraZeneca PLC	1.8%
Shell PLC	1.7%
Aon PLC	1.4%
Novartis AG	1.4%
Tencent Holdings Ltd.	1.2%
Wolters Kluwer	1.2%

Top Sectors	(% of Net Assets)
Financial	20.6%
Consumer, Non-cyclical	19.0%
Industrial	14.3%
Technology	11.1%
Consumer, Cyclical	10.1%
Communications	5.2%
Basic Materials	5.1%
Energy	5.0%
Utilities	2.7%
Cash & Other	6.9%

Material Fund Change [Text Block]	Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://rbbfund.com/additional-fund-information/ or upon request at 1-844-261-6482.
During fiscal year, certain changes occured with repect to personnel of one of the Fund’s sub-advisers who serve as portfolio managers of the Fund (each, a “PM”). At Aperio, Robert Tymoczko retired from the firm and was removed as a PM. Michael Branch was added as a PM.

Updated Prospectus Phone Number	1-844-261-6482
Updated Prospectus Web Address	https://rbbfund.com/additional-fund-information/
INSTITUTIONAL [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners All-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	BPAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the returns of the Russell 3000® Value Index, and the Fund’s broad-based securities market index, the Russell 3000® Index, for the same period.

What factors influenced performance?
The U.S. stock market was propelled higher during the past 12 months by a combination of solid economic growth, rapidly declining inflation, and the likelihood of Federal Reserve interest rate cuts. Although stocks experienced periodic bouts of volatility, the overall direction of the U.S. stock market was positive.

What were the top contributors and detractors?
Relative to the Russell 3000® Value Index, the biggest contribution to the Fund’s performance came from its holdings in the Materials sector, even though the Fund’s weight in the sector was less than that of the Russell 3000® Value Index. Stock selection in the Consumer Staples and Information Technology sectors also helped. The biggest detractors from relative performance were the Fund’s overweight position in the Health Care sector and disappointing stock selection within the Communication Services sector.

How is the Fund currently positioned?
The Fund’s largest sector overweights at the end of the period were in Information Technology, Health Care, and Financials. The Fund held meaningful underweights in the Real Estate, Utilities, and Consumer Staples sectors at the end of the reporting period.

Top Contributors
↑	JPMorgan Chase & Co.
↑	CRH Public Limited Company
↑	Advanced Micro Devices, Inc.
↑	Howmet Aerospace, Inc.
↑	Check Point Software Technology

Top Detractors
↓	Advanced Micro Devices, Inc.
↓	Bristol-Myers Squibb Company
↓	Pfizer, Inc.
↓	Globe Life, Inc.
↓	SLB

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	19.04	12.60	9.77
Russell 3000® Total Return Index**	26.14	15.19	12.36
Russell 3000® Value Total Return Index	21.02	11.11	8.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/ for more recent performance information.
Net Assets	$ 1,492,964,230
Holdings Count | Units	113
Advisory Fees Paid, Amount	$ 9,219,182
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,492,964,230
Number of Holdings	113
Net Advisory Fee	$9,219,182
Portfolio Turnover	24%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Alphabet, Inc.	2.4%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.1%
AbbVie, Inc.	2.0%
Corpay, Inc.	2.0%
Oracle Corp.	2.0%
Check Point Software Technologies Ltd.	2.0%
CRH PLC	1.9%
NVR, Inc.	1.9%
Booking Holdings, Inc.	1.8%

Top Sectors†	(% of net assets)
Financials	25.4%
Health Care	20.0%
Information Technology	16.5%
Industrials	14.2%
Consumer Discretionary	7.2%
Communication Services	4.9%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.9%
Cash & Other	1.2%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/
INVESTOR [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners All-Cap Value Fund
Class Name	Investor Class
Trading Symbol	BPAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-all-cap-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$115	1.05%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the returns of the Russell 3000® Value Index, and the Fund’s broad-based securities market index, the Russell 3000® Index, for the same period.

What factors influenced performance?
The U.S. stock market was propelled higher during the past 12 months by a combination of solid economic growth, rapidly declining inflation, and the likelihood of Federal Reserve interest rate cuts. Although stocks experienced periodic bouts of volatility, the overall direction of the U.S. stock market was positive.

What were the top contributors and detractors?
Relative to the Russell 3000® Value Index, the biggest contribution to the Fund’s performance came from its holdings in the Materials sector, even though the Fund’s weight in the sector was less than that of the Russell 3000® Value Index. Stock selection in the Consumer Staples and Information Technology sectors also helped. The biggest detractors from relative performance were the Fund’s overweight position in the Health Care sector and disappointing stock selection within the Communication Services sector.

How is the Fund currently positioned?
The Fund’s largest sector overweights at the end of the period were in Information Technology, Health Care, and Financials. The Fund held meaningful underweights in the Real Estate, Utilities, and Consumer Staples sectors at the end of the reporting period.

Top Contributors
↑	JPMorgan Chase & Co.
↑	CRH Public Limited Company
↑	Advanced Micro Devices, Inc.
↑	Howmet Aerospace, Inc.
↑	Check Point Software Technology

Top Detractors
↓	Advanced Micro Devices, Inc.
↓	Bristol-Myers Squibb Company
↓	Pfizer, Inc.
↓	Globe Life, Inc.
↓	SLB

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	18.77	12.32	9.50
Russell 3000® Total Return Index**	26.14	15.19	12.36
Russell 3000® Value Total Return Index	21.02	11.11	8.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund/ for more recent performance information.
Net Assets	$ 1,492,964,230
Holdings Count | Units	113
Advisory Fees Paid, Amount	$ 9,219,182
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,492,964,230
Number of Holdings	113
Net Advisory Fee	$9,219,182
Portfolio Turnover	24%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Alphabet, Inc.	2.4%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.1%
AbbVie, Inc.	2.0%
Corpay, Inc.	2.0%
Oracle Corp.	2.0%
Check Point Software Technologies Ltd.	2.0%
CRH PLC	1.9%
NVR, Inc.	1.9%
Booking Holdings, Inc.	1.8%

Top Sectors†	(% of net assets)
Financials	25.4%
Health Care	20.0%
Information Technology	16.5%
Industrials	14.2%
Consumer Discretionary	7.2%
Communication Services	4.9%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.9%
Cash & Other	1.2%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-all-cap-value-fund/
INSTITUTIONAL [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Small Cap Value Fund II
Class Name	Institutional Class
Trading Symbol	BPSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Small Cap Value Fund II (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the returns of the broad equity market, as measured by the Russell 3000® Index, and the returns of the Russell 2000® Value Index (the “Index”) for the same period.
  What factors influenced performance?
The U.S. stock market was propelled higher during the past 12 months by a combination of solid economic growth, rapidly declining inflation, and the likelihood of Federal Reserve interest rate cuts. Although stocks experienced periodic bouts of volatility, the overall direction of the U.S. stock market was positive.

What were the top contributors and detractors?
Relative to the Index, the biggest contribution to the Fund’s performance came from its holdings in the Industrials sector, where the Fund held a meaningful overweight. Stock selection in the Information Technology and Financials sectors also helped. The biggest detractors from relative performance were the Fund’s holdings in the Communication Services and Materials sectors.

How is the Fund currently positioned?
The Fund’s largest sectors overweight at the end of the period were in Industrials, Information Technology, and Consumer Discretionary. The Fund’s largest underweights at the end of the period were in Real Estate and Utilities.

Top Contributors
↑	SLM Corp
↑	Evercore, Inc. Class A
↑	Viper Energy, Inc.
↑	BGC Group, Inc. Class A
↑	Brink’s Company

Top Detractors
↓	Extreme Networks
↓	Piedmont Lithium
↓	Belden, Inc.
↓	Solo Brands, Inc. Class A
↓	Atkore, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	19.09	10.59	7.68
Russell 3000® Total Return Index**	26.14	15.19	12.36
Russell 2000® Value Total Return Index	19.25	10.38	7.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/ for more recent performance information.
Net Assets	$ 600,174,202
Holdings Count | Units	175
Advisory Fees Paid, Amount	$ 4,608,246
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$600,174,202
Number of Holdings	175
Net Advisory Fee	$4,608,246
Portfolio Turnover	55%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Federal Agricultural Mortgage Corp.	1.8%
Brink’s Co.	1.8%
SLM Corp.	1.7%
Viper Energy, Inc.	1.3%
InterDigital, Inc.	1.3%
Western Alliance Bancorp	1.2%
FirstCash Holdings, Inc.	1.2%
Preferred Bank	1.2%
Wintrust Financial Corp.	1.1%
Beacon Roofing Supply, Inc.	1.1%

Top Sectors*	(% of net assets)
Financials	30.2%
Industrials	22.2%
Consumer Discretionary	12.6%
Information Technology	8.8%
Energy	6.8%
Health Care	5.5%
Communication Services	3.8%
Materials	2.9%
Consumer Staples	2.3%
Cash & Other	4.9%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/
INVESTOR [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Small Cap Value Fund II
Class Name	Investor Class
Trading Symbol	BPSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Small Cap Value Fund II (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the returns of the broad equity market, as measured by the Russell 3000® Index, and the returns of the Russell 2000® Value Index (the “Index”) for the same period.
  What factors influenced performance?
The U.S. stock market was propelled higher during the past 12 months by a combination of solid economic growth, rapidly declining inflation, and the likelihood of Federal Reserve interest rate cuts. Although stocks experienced periodic bouts of volatility, the overall direction of the U.S. stock market was positive.

What were the top contributors and detractors?
Relative to the Index, the biggest contribution to the Fund’s performance came from its holdings in the Industrials sector, where the Fund held a meaningful overweight. Stock selection in the Information Technology and Financials sectors also helped. The biggest detractors from relative performance were the Fund’s holdings in the Communication Services and Materials sectors.

How is the Fund currently positioned?
The Fund’s largest sectors overweight at the end of the period were in Industrials, Information Technology, and Consumer Discretionary. The Fund’s largest underweights at the end of the period were in Real Estate and Utilities.

Top Contributors
↑	SLM Corp
↑	Evercore, Inc. Class A
↑	Viper Energy, Inc.
↑	BGC Group, Inc. Class A
↑	Brink’s Company

Top Detractors
↓	Extreme Networks
↓	Piedmont Lithium
↓	Belden, Inc.
↓	Solo Brands, Inc. Class A
↓	Atkore, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	18.80	10.32	7.41
Russell 3000® Total Return Index**	26.14	15.19	12.36
Russell 2000® Value Total Return Index	19.25	10.38	7.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/ for more recent performance information.
Net Assets	$ 600,174,202
Holdings Count | Units	175
Advisory Fees Paid, Amount	$ 4,608,246
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$600,174,202
Number of Holdings	175
Net Advisory Fee	$4,608,246
Portfolio Turnover	55%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Federal Agricultural Mortgage Corp.	1.8%
Brink’s Co.	1.8%
SLM Corp.	1.7%
Viper Energy, Inc.	1.3%
InterDigital, Inc.	1.3%
Western Alliance Bancorp	1.2%
FirstCash Holdings, Inc.	1.2%
Preferred Bank	1.2%
Wintrust Financial Corp.	1.1%
Beacon Roofing Supply, Inc.	1.1%

Top Sectors*	(% of net assets)
Financials	30.2%
Industrials	22.2%
Consumer Discretionary	12.6%
Information Technology	8.8%
Energy	6.8%
Health Care	5.5%
Communication Services	3.8%
Materials	2.9%
Consumer Staples	2.3%
Cash & Other	4.9%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	WPG Partners Select Small Cap Value Fund
Class Name	Institutional
Trading Symbol	WPGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WPG Partners Select Small Cap Value Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the return of the Russell 2000® Value Index (the “Index”), as well as the Funds broad-based securities market index, the Russell 3000® Index, for the same period.
What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of Federal Reserve’s pivot to an easing policy, the backdrop for equities was constructive during the period.

What were the top contributors and detractors?
Compared to the Index, stock selection within the Materials, Financials, and Health Care sectors were the top contributors to performance. Stock-picking within the Information Technology and Consumer Staples sectors represented the most significant drag on results.

How is the Fund currently positioned?
As of the end of the report period, the Fund held large overweight positions in the Information Technology, Materials, and Health Care sectors, and similarly sized underweights in the Real Estate, Utilities, and Energy sectors.

Top Contributors
↑	Tenet Healthcare Corporation
↑	Rayonier Advanced Materials, Inc.
↑	BGC Group, Inc. Class A
↑	Gildan Activewear Inc.
↑↑	Kemper Corp

Top Detractors
↓	Treehouse Foods, Inc.
↓	Kosmos Energy Ltd.
↓	Sight Sciences, Inc.
↓	8X8, Inc.
↓	Enovis Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2021)
Institutional Class	18.12	13.37
Russell 3000® Total Return Index**	26.14	6.96
Russell 2000® Value Total Return Index	19.25	2.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/ for more recent performance information.
Net Assets	$ 123,629,636
Holdings Count | Units	42
Advisory Fees Paid, Amount	$ 877,619
Investment Company, Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$123,629,636
Number of Holdings	42
Net Advisory Fee	$877,619
Portfolio Turnover	160%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Kemper Corp.	4.7%
BGC Group, Inc.	4.7%
Arcosa, Inc.	4.7%
Enovis Corp.	4.6%
Clarivate PLC	4.3%
Nomad Foods Ltd.	3.7%
Gildan Activewear, Inc.	3.6%
Air Lease Corp.	3.5%
Rayonier Advanced Materials, Inc.	3.3%
Tower Semiconductor Ltd.	3.3%

Top Sectors†	(% of net assets)
Financials	26.3%
Industrials	13.4%
Information Technology	12.6%
Health Care	12.4%
Materials	8.7%
Consumer Discretionary	7.0%
Real Estate	6.4%
Consumer Staples	4.9%
Energy	3.0%
Cash & Other	5.3%

Updated Prospectus Web Address	https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/
INSTITUTIONAL [Member]
Shareholder Report [Line Items]
Fund Name	WPG Partners Small Cap Value Diversified Fund
Class Name	Institutional
Trading Symbol	WPGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WPG Partners Small Cap Value Diversified Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$122	1.10%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, outperforming the return of the Russell 2000®Value Index (the “Index”). However, the Fund’s returns for the period did trail the broad stock market, as represented by the Russell 3000® Index.

What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of Federal Reserve’s pivot to an easing policy, the backdrop for equities was constructive during the period.

What were the top contributors and detractors?
Compared to the Index, stock selection within the Energy, Industrials, and Health Care sectors were the top contributors to Fund performance. Stock-picking within the Consumer Staples sector was the most significant drag on results.

How is the Fund currently positioned?
As of the end of the reporting period, the Fund held large overweight positions in the Industrials and Materials sectors, and similarly sized underweights in the Financials and Real Estate sectors.

Top Contributors
↑	Tenet Healthcare Corporation
↑	Kodiak Gas Services, Inc.
↑	Gildan Activewear Inc.
↑	Stelco Holdings, Inc.
↑	Scorpio Tankers Inc.

Top Detractors
↓	Piedmont Lithium, Inc.
↓	Kosmos Energy Ltd.
↓	Treehouse Foods, Inc.
↓	Pacira Biosciences, Inc.
↓	Savers Value Village, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	20.99	15.85	6.25
Russell 3000® Total Return Index**	26.14	15.19	12.36
Russell 2000® Value Total Return Index	19.25	10.38	7.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/ for more recent performance information.
Net Assets	$ 33,078,153
Holdings Count | Units	96
Advisory Fees Paid, Amount	$ 189,474
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$33,078,153
Number of Holdings	96
Net Advisory Fee	$189,474
Portfolio Turnover	74%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Tenet Healthcare Corp.	2.9%
Gildan Activewear, Inc.	2.5%
Kemper Corp.	2.3%
Brixmor Property Group, Inc.	2.3%
Arcosa, Inc.	2.2%
Clarivate PLC	2.1%
Enovis Corp.	2.0%
Nomad Foods Ltd.	1.9%
Stelco Holdings, Inc.	1.9%
BGC Group, Inc.	1.9%

Top Sectors†	(% of net assets)
Industrials	20.6%
Financials	19.1%
Materials	10.3%
Energy	8.4%
Consumer Discretionary	8.4%
Health Care	8.1%
Information Technology	7.7%
Real Estate	5.9%
Utilities	4.0%
Cash & Other	7.5%

Updated Prospectus Web Address	https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Global Sustainability Fund
Class Name	Institutional Class
Trading Symbol	BPGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Global Sustainability Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/global-sus-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/global-sus-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the returns of the MSCI World Index - Net Return (the “Index”) for the same period.
What factors influenced performance?
Global economies generally continued to expand during the past 12 months, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of central banks’ pivot to easing policies, the backdrop for equities was constructive during the period.
What were the top contributors and detractors?
Relative to the Index, the biggest contribution to Fund performance came from its holdings in the Financial sector, where the Fund also held a meaningful overweight. Stock selection in Industrials also helped. The biggest detractors from relative performance were the Fund’s stock selection and large underweight in the Information Technology sector. Stock selection in the Energy and Communication Services sectors also detracted from performance versus the Index.
How is the Fund currently positioned?
The Fund’s largest sector overweights at the end of the period were in the Industrials, Consumer Staples, and Financials sectors. The Fund’s largest underweights were in the Real Estate and Utilities sectors.

Top Contributors
↑	Dell Technologies, Inc. Class C
↑	Rheinmetall AG
↑	Mitsubishi Heavy Industries Ltd.
↑	JPMorgan Chase & Co.
↑	Hitachi Ltd.

Top Detractors
↓	SLB
↓	Panasonic Holdings Corporation
↓	Halliburton Company
↓	WH Smith PLC
↓	Koninklijke Ahold Delhaize N.V

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2021)
Institutional Class	21.34	8.10
MSCI World Index - Gross Return (USD)**	25.00	6.87
MSCI World Index - Net Return (USD)	24.43	6.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/global-sus-fund/ for more recent performance information.
Net Assets	$ 11,397,468
Holdings Count | Units	85
Advisory Fees Paid, Amount	$ 26,963
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$11,397,468
Number of Holdings	85
Net Advisory Fee	$26,963
Portfolio Turnover	73%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
SPIE SA	2.4%
JPMorgan Chase & Co.	2.3%
Deutsche Telekom AG	2.2%
Sumitomo Mitsui Financial Group, Inc.	2.0%
Tesco PLC	2.0%
Rheinmetall AG	2.0%
Alphabet, Inc.	1.9%
Cie de Saint-Gobain SA	1.9%
Kansai Paint Co., Ltd.	1.9%
Informa PLC	1.9%

Top Sectors†	(% of net assets)
Financials	22.5%
Industrials	20.5%
Health Care	16.0%
Consumer Staples	11.6%
Communication Services	8.8%
Information Technology	6.8%
Consumer Discretionary	5.3%
Energy	3.8%
Materials	2.9%
Cash & Other	1.8%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/global-sus-fund/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Global Equity Fund
Class Name	Institutional Class
Trading Symbol	BPGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Global Equity Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-global-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-global-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the returns of the MSCI World Index - Net Return (the “Index”) for the same period.
What factors influenced performance?
Global economies generally continued to expand during the past 12 months, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of central banks’ pivot to easing policies, the backdrop for equities was constructive during the period.
What were the top contributors and detractors?
Compared with the Index, the biggest detractor from relative performance was the Fund’s significant underweight position in the Information Technology sector; disappointing stock selection within the Energy sector also weighed on returns. The biggest contribution to performance was strong stock picking in the Financial sector, where the Fund held an overweight position. Stock selection in the Consumer Staples and Materials sectors also contributed to Fund performance for the period.
How is the Fund currently positioned?
As of the end of the reporting period, the Fund held significant overweight positions in the Financials and Industrials sectors, and meaningful underweights in the Information Technology and Communication Services sectors.

Top Contributors
↑	Rheinmetall AG
↑	CRH Public Limited Company
↑	JPMorgan Chase & Co.
↑	Mitsubishi Heavy Industries Ltd.
↑	US Foods Holding Corp.

Top Detractors
↓	Reckitt Benckiser Group PLC
↓	SLB
↓	STMicroelectronics NV
↓	Cisco Systems, Inc.
↓	Kering SA

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	22.17	11.75	7.73
MSCI World Index - Gross Return (USD)**	25.00	13.66	10.15
MSCI World - Net Return (USD)	24.43	13.11	9.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-global-equity-fund/ for more recent performance information.
Net Assets	$ 244,647,495
Holdings Count | Units	106
Advisory Fees Paid, Amount	$ 1,627,577
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$244,647,495
Number of Holdings	106
Net Advisory Fee	$1,627,577
Portfolio Turnover	48%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
CRH PLC	2.4%
JPMorgan Chase & Co.	1.9%
Tesco PLC	1.9%
Siemens AG	1.8%
Samsung Electronics Co., Ltd.	1.7%
ING Groep NV	1.6%
Sony Group Corp.	1.5%
US Foods Holding Corp.	1.5%
Shell PLC	1.5%
Fidelity National Information Services, Inc.	1.5%

Top Sectors†	(% of net assets)
Financials	24.5%
Industrials	17.6%
Health Care	10.7%
Consumer Staples	10.5%
Information Technology	6.8%
Energy	6.6%
Consumer Discretionary	6.4%
Materials	5.5%
Utilities	3.6%
Cash & Other	7.8%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-global-equity-fund/
INSTITUTIONAL [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Equity Fund
Class Name	Institutional Class
Trading Symbol	BPLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$228	2.04%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the return of its benchmark, the S&P 500 Index for the same period.
What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of Federal Reserve’s pivot to an easing policy, the backdrop for equities was constructive during the period.
What were the top contributors and detractors?
Overall, the Fund’s short positions generally contributed to its returns relative to the benchmark, the S&P 500 Index, while the Funds long positions generally detracted. Regarding specific sectors, security selection within the long portfolio’s Information Technology and Communication Services sector allocations weighed on returns. Within the short portfolio, Consumer Discretionary, Information Technology, and Industrials sector positions all boosted relative results.
How is the Fund currently positioned?
As of the end of reporting period the Funds, largest relative overweight long positions were in the Financials and Health Care sectors, and it had no long exposure to Utilities. The Fund’s largest short positions were in the Consumer Discretionary and Information Technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	23.51	13.30	6.67
S&P 500 Total Return Index	27.14	15.92	12.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/ for more recent performance information.
Net Assets	$ 62,893,716
Holdings Count | Units	193
Advisory Fees Paid, Amount	$ 965,071
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$62,893,716
Number of Holdings	193
Net Advisory Fee	$965,071
Portfolio Turnover	35%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
BGC Group, Inc.	3.2%
Fairfax Financial Holdings Ltd.	2.9%
Canadian Natural Resources Ltd.	2.7%
Check Point Software Technologies Ltd.	2.1%
Alphabet, Inc.	2.0%
Newmark Group, Inc.	2.0%
Catalyst Pharmaceuticals, Inc.	1.8%
Sterling Infrastructure, Inc.	1.7%
PetIQ, Inc.	1.6%
Lantheus Holdings, Inc.	1.6%

Top Sectors†	(% of net assets)
Financials	18.8%
Health Care	14.5%
Information Technology	11.4%
Industrials	9.7%
Energy	5.2%
Consumer Discretionary	5.0%
Consumer Staples	4.8%
Real Estate	2.9%
Communication Services	2.8%
Materials	2.6%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/
INVESTOR [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Equity Fund
Class Name	Investor Class
Trading Symbol	BPLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-long-short-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$256	2.29%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the return of its benchmark, the S&P 500 Index for the same period.
What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of Federal Reserve’s pivot to an easing policy, the backdrop for equities was constructive during the period.
What were the top contributors and detractors?
Overall, the Fund’s short positions generally contributed to its returns relative to the benchmark, the S&P 500 Index, while the Funds long positions generally detracted. Regarding specific sectors, security selection within the long portfolio’s Information Technology and Communication Services sector allocations weighed on returns. Within the short portfolio, Consumer Discretionary, Information Technology, and Industrials sector positions all boosted relative results.
How is the Fund currently positioned?
As of the end of reporting period the Funds, largest relative overweight long positions were in the Financials and Health Care sectors, and it had no long exposure to Utilities. The Fund’s largest short positions were in the Consumer Discretionary and Information Technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	23.26	13.01	6.40
S&P 500 Total Return Index	27.14	15.92	12.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund/ for more recent performance information.
Net Assets	$ 62,893,716
Holdings Count | Units	193
Advisory Fees Paid, Amount	$ 965,071
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$62,893,716
Number of Holdings	193
Net Advisory Fee	$965,071
Portfolio Turnover	35%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
BGC Group, Inc.	3.2%
Fairfax Financial Holdings Ltd.	2.9%
Canadian Natural Resources Ltd.	2.7%
Check Point Software Technologies Ltd.	2.1%
Alphabet, Inc.	2.0%
Newmark Group, Inc.	2.0%
Catalyst Pharmaceuticals, Inc.	1.8%
Sterling Infrastructure, Inc.	1.7%
PetIQ, Inc.	1.6%
Lantheus Holdings, Inc.	1.6%

Top Sectors†	(% of net assets)
Financials	18.8%
Health Care	14.5%
Information Technology	11.4%
Industrials	9.7%
Energy	5.2%
Consumer Discretionary	5.0%
Consumer Staples	4.8%
Real Estate	2.9%
Communication Services	2.8%
Materials	2.6%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-long-short-equity-fund/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Research Fund
Class Name	Institutional Class
Trading Symbol	BPIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$208	1.90%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the return of its benchmark, the S&P 500 Index for the same time period.

What factors influenced performance?
The U.S. stock market was propelled higher during the past 12 months by a combination of solid economic growth, rapidly declining inflation, and the likelihood of Federal Reserve interest rate cuts. Although stocks experienced periodic bouts of volatility, the overall direction of the U.S. stock market was positive.

What were the top contributors and detractors?
Relative to the Fund’s benchmark, the Fund’s short positions across several sectors made a positive contribution to performance on balance. The Fund’s underweight long positions in certain sectors and stock selection in others contributed to its relative underperformance.

How is the Fund currently positioned?
The Fund’s largest short positions by sector at the end of the period were in Financials, Industrials, and Consumer Discretionary. The Fund’s largest long positions by sector at the end of the period were in Financials, Industrials, and Information Technology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	18.79	9.14	5.57
S&P 500 Total Return Index	27.14	15.92	12.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/ for more recent performance information.
Net Assets	$ 591,951,816
Holdings Count | Units	407
Advisory Fees Paid, Amount	$ 7,466,784
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$591,951,816
Number of Holdings	407
Net Advisory Fee	$7,466,784
Portfolio Turnover	53%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	1.8%
AbbVie, Inc.	1.5%
UnitedHealth Group, Inc.	1.5%
Wells Fargo & Co.	1.4%
Alphabet, Inc.	1.3%
Booking Holdings, Inc.	1.2%
Frontdoor, Inc.	1.1%
Amgen, Inc.	1.1%
Bank of America Corp.	1.0%
Kinross Gold Corp.	0.9%

Top Sectors†	(% of net assets)
Financials	15.6%
Industrials	14.5%
Health Care	11.2%
Information Technology	10.7%
Energy	4.8%
Communication Services	3.7%
Utilities	3.7%
Consumer Discretionary	3.7%
Consumer Staples	3.1%
Materials	2.2%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/
Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Research Fund
Class Name	Investor Class
Trading Symbol	BPRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-ls-research-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$235	2.15%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the return of its benchmark, the S&P 500 Index for the same time period.

What factors influenced performance?
The U.S. stock market was propelled higher during the past 12 months by a combination of solid economic growth, rapidly declining inflation, and the likelihood of Federal Reserve interest rate cuts. Although stocks experienced periodic bouts of volatility, the overall direction of the U.S. stock market was positive.

What were the top contributors and detractors?
Relative to the Fund’s benchmark, the Fund’s short positions across several sectors made a positive contribution to performance on balance. The Fund’s underweight long positions in certain sectors and stock selection in others contributed to its relative underperformance.

How is the Fund currently positioned?
The Fund’s largest short positions by sector at the end of the period were in Financials, Industrials, and Consumer Discretionary. The Fund’s largest long positions by sector at the end of the period were in Financials, Industrials, and Information Technology.

Top Contributors
↑	Andrada Mining Ltd.
↑	JP Morgan Chase & Co.
↑	Dell Technologies Inc.
↑	Broadcom, Inc.
↑	Wells Fargo & Company

Top Detractors
↓	Palantir Technologies, Inc.
↓	Glacier Bancorp, Inc.
↓	Commonwealth Bank of Australia
↓	Freshpet, Inc.
↓	KB Home

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	18.43	8.87	5.31
S&P 500 Total Return Index	27.14	15.92	12.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-ls-research-fund/ for more recent performance information.
Net Assets	$ 591,951,816
Holdings Count | Units	407
Advisory Fees Paid, Amount	$ 7,466,784
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$591,951,816
Number of Holdings	407
Net Advisory Fee	$7,466,784
Portfolio Turnover	53%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	1.8%
AbbVie, Inc.	1.5%
UnitedHealth Group, Inc.	1.5%
Wells Fargo & Co.	1.4%
Alphabet, Inc.	1.3%
Booking Holdings, Inc.	1.2%
Frontdoor, Inc.	1.1%
Amgen, Inc.	1.1%
Bank of America Corp.	1.0%
Kinross Gold Corp.	0.9%

Top Sectors†	(% of net assets)
Financials	15.6%
Industrials	14.5%
Health Care	11.2%
Information Technology	10.7%
Energy	4.8%
Communication Services	3.7%
Utilities	3.7%
Consumer Discretionary	3.7%
Consumer Staples	3.1%
Materials	2.2%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-ls-research-fund/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Global Long/Short Fund
Class Name	Institutional Class
Trading Symbol	BGLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Global Long/Short Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-global-ls-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-global-ls-fund-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$193	1.78%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the returns of the MSCI World Index - Net Return (the “Index”) for the same period.
What factors influenced performance?
Global economies generally continued to expand during the past 12 months, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of central banks’ pivot to easing policies, the backdrop for equities was constructive during the period.
What were the top contributors and detractors?
Overall, the Fund’s short positions generally contributed to returns relative to the Index, while its long positions generally detracted. Regarding specific sectors, security selection within the long portfolio’s Information Technology, Communication Services, and Health Care sector allocations weighed on returns. Within the short portfolio, Consumer Discretionary, Materials, and Consumer Staples sector positions all boosted relative results.
How is the Fund currently positioned?
As of the end of the reporting period, the Fund held relative overweight long positions in the Energy and Materials sectors, and had no long exposure to Real Estate. The Fund’s largest short positions at the end of the reporting period were in the Financials, Information Technology, and Consumer Discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	17.38	10.79	5.98
MSCI World Index - Gross Return (USD)**	25.00	13.66	10.15
MSCI World Index - Net Return (USD)	24.43	13.11	9.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-global-ls-fund-inst/ for more recent performance information.
Net Assets	$ 178,648,373
Holdings Count | Units	162
Advisory Fees Paid, Amount	$ 2,462,427
Investment Company, Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$178,648,373
Number of Holdings	162
Net Advisory Fee	$2,462,427
Portfolio Turnover	198%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
iShares 1-3 Year Treasury Bond ETF	4.5%
Oracle Corp.	3.4%
Cenovus Energy, Inc.	2.8%
Samsung Electronics Co., Ltd.	2.8%
Everest Group Ltd.	2.5%
Sandoz Group AG	2.3%
Beazley PLC	2.3%
Kinross Gold Corp.	2.0%
Teck Resources Ltd.	1.9%
Enel SpA	1.7%

Top Sectors†	(% of net assets)
Financials	12.5%
Information Technology	12.3%
Health Care	9.9%
Materials	8.7%
Industrials	6.4%
Consumer Discretionary	5.4%
Energy	5.4%
Utilities	3.2%
Consumer Staples	2.6%
Communication Services	2.2%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2023.
At a meeting of the Board of Directors of The RBB Fund, Inc. (the “Board”) held on May 15-16, 2024, the Board unanimously voted to approve, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Plan of Reorganization”) whereby the Fund would be reorganized into the John Hancock Disciplined Value Global Long/Short Fund (the “Successor Fund”), a newly-organized series of John Hancock Investment Trust. At a special meeting of shareholders of the Fund held on September 17, 2024, the Plan of Reorganization was approved by the Fund’s shareholders. The reorganization contemplated by the Plan of Reorganization (the “Reorganization”) occurred as of 4:00 p.m. Eastern time on October 18, 2024, at which time the following actions, among others, occurred:

• The Fund transferred all of its assets to the Successor Fund and the Successor Fund assumed all of the Fund’s known liabilities.
• The Successor Fund issued Class I shares to the Fund in an amount equal to the value of the Fund’s net assets attributable to its Institutional Class shares. These shares were distributed to the Fund’s Institutional Class shareholders in proportion to their holdings on the Reorganization date.
• Shareholders of the Fund became shareholders of the Successor Fund.

Following the Reorganization:

•  John Hancock Investment Management LLC serves as the investment adviser of the Successor Fund and Boston Partners Global Investors, Inc. (“Boston Partners”), which served as the investment adviser of the Fund, serves as the Successor Fund’s sub-adviser.
• The Successor Fund is managed by the same portfolio managers from Boston Partners (Christopher K. Hart, CFA and Joshua M. Jones, CFA), plus one additional portfolio manager from Boston Partners (Soyoun Song), as the Fund, using substantially similar investment strategies and portfolio management techniques.
• The total annual operating expenses of Class I shares of the Successor Fund are lower than the total annual operating expenses of the Institutional Class shares of the Fund.

For more complete information, please review the prospectus of the Successor Fund at https://www.jhinvestments.com/resources/all-resources/fund-documents/prospectus/john-hancock-disciplined-value-global-long-short-fund-prospectus/ or upon request at (800) 225-5291.

Updated Prospectus Phone Number	(800) 225-5291
Updated Prospectus Web Address	https://www.jhinvestments.com/resources/all-resources/fund-documents/prospectus/john-hancock-disciplined-value-global-long-short-fund-prospectus/
Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Global Long/Short Fund
Class Name	Investor Class
Trading Symbol	BGRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Global Long/Short Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-global-ls-fund/. You can also request this information by contacting us at 1-888-261-4073.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-global-ls-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$220	2.03%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the returns of the MSCI World Index - Net Return (the “Index”) for the same period.
What factors influenced performance?
Global economies generally continued to expand during the past 12 months, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of central banks’ pivot to easing policies, the backdrop for equities was constructive during the period.
What were the top contributors and detractors?
Overall, the Fund’s short positions generally contributed to returns relative to the Index, while its long positions generally detracted. Regarding specific sectors, security selection within the long portfolio’s Information Technology, Communication Services, and Health Care sector allocations weighed on returns. Within the short portfolio, Consumer Discretionary, Materials, and Consumer Staples sector positions all boosted relative results.
How is the Fund currently positioned?
As of the end of the reporting period, the Fund held relative overweight long positions in the Energy and Materials sectors, and had no long exposure to Real Estate. The Fund’s largest short positions at the end of the reporting period were in the Financials, Information Technology, and Consumer Discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	17.02	10.50	5.70
MSCI World Index - Gross Return (USD)**	25.00	13.66	10.15
MSCI World - Net Return (USD)	24.43	13.11	9.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-global-ls-fund/ for more recent performance information.
Net Assets	$ 178,648,373
Holdings Count | Units	162
Advisory Fees Paid, Amount	$ 2,462,427
Investment Company, Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$178,648,373
Number of Holdings	162
Net Advisory Fee	$2,462,427
Portfolio Turnover	198%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
iShares 1-3 Year Treasury Bond ETF	4.5%
Oracle Corp.	3.4%
Cenovus Energy, Inc.	2.8%
Samsung Electronics Co., Ltd.	2.8%
Everest Group Ltd.	2.5%
Sandoz Group AG	2.3%
Beazley PLC	2.3%
Kinross Gold Corp.	2.0%
Teck Resources Ltd.	1.9%
Enel SpA	1.7%

Top Sectors†	(% of net assets)
Financials	12.5%
Information Technology	12.3%
Health Care	9.9%
Materials	8.7%
Industrials	6.4%
Consumer Discretionary	5.4%
Energy	5.4%
Utilities	3.2%
Consumer Staples	2.6%
Communication Services	2.2%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2023.
At a meeting of the Board of Directors of The RBB Fund, Inc. (the “Board”) held on May 15-16, 2024, the Board unanimously voted to approve, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Plan of Reorganization”) whereby the Fund would be reorganized into the John Hancock Disciplined Value Global Long/Short Fund (the “Successor Fund”), a newly-organized series of John Hancock Investment Trust. At a special meeting of shareholders of the Fund held on September 17, 2024, the Plan of Reorganization was approved by the Fund’s shareholders. The reorganization contemplated by the Plan of Reorganization (the “Reorganization”) occurred as of 4:00 p.m. Eastern time on October 18, 2024, at which time the following actions, among others, occurred:

• The Fund transferred all of its assets to the Successor Fund and the Successor Fund assumed all of the Fund’s known liabilities.
• The Successor Fund issued Class A shares to the Fund in an amount equal to the value of the Fund’s net assets attributable to its Investor Class shares. These shares were distributed to the Fund’s Investor Class shareholders in proportion to their holdings on the Reorganization date.
• Shareholders of the Fund became shareholders of the Successor Fund.

Following the Reorganization:

•  John Hancock Investment Management LLC serves as the investment adviser of the Successor Fund and Boston Partners Global Investors, Inc. (“Boston Partners”), which served as the investment adviser of the Fund, serves as the Successor Fund’s sub-adviser.
• The Successor Fund is managed by the same portfolio managers from Boston Partners (Christopher K. Hart, CFA and Joshua M. Jones, CFA), plus one additional portfolio manager from Boston Partners (Soyoun Song), as the Fund, using substantially similar investment strategies and portfolio management techniques.
• The total annual operating expenses of Class A shares of the Successor Fund are lower than the total annual operating expenses of the Investor Class shares of the Fund.

For more complete information, please review the prospectus of the Successor Fund at https://www.jhinvestments.com/resources/all-resources/fund-documents/prospectus/john-hancock-disciplined-value-global-long-short-fund-prospectus/ or upon request at (800) 225-5291.

Updated Prospectus Phone Number	(800) 225-5291
Updated Prospectus Web Address	https://www.jhinvestments.com/resources/all-resources/fund-documents/prospectus/john-hancock-disciplined-value-global-long-short-fund-prospectus/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Emerging Markets Dynamic Equity Fund
Class Name	Institutional Class
Trading Symbol	BELSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Partners Emerging Markets Dynamic Equity Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$146	1.45%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund underperformed the MSCI Emerging Market Index - Net Return (the “Index”).
What factors influenced performance?
Global economies generally continued to expand during the past 12 months, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of central banks’ pivot to easing policies, the backdrop for equities was constructive during the period. The Fund’s allocation to certain sectors and stock selection within sectors both negatively impacted performance.
What were the top contributors and detractors?
Relative to the Index, the Fund’s overweight in the Materials sector and stock selection within that sector were among the biggest detractors during the year. Conversely, the Fund’s short positions within the Materials sector represented one of the strongest positive contributors to performance relative to the Index.
How is the Fund currently positioned?
The Fund’s largest short positions by sector at the end of the period were in Information Technology, Industrials, and Consumer Discretionary. The Fund’s largest long positions by sector at the end of the reporting period were in Information Technology, Consumer Discretionary, and Consumer Services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/01/2015)[2]
Institutional Class	1.04	2.83	2.91
MSCI Emerging Market - Gross Return (USD)[1]	15.52	5.18	4.03
MSCI Emerging Market - Net Return (USD)	15.07	4.79	3.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/ for more recent performance information.
Net Assets	$ 59,967,605
Holdings Count | Units	354
Advisory Fees Paid, Amount	$ 662,894
Investment Company, Portfolio Turnover	202.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$59,967,605
Number of Holdings	354
Net Advisory Fee	$662,894
Portfolio Turnover	202%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4.4%
Federated Hermes U.S. Treasury Cash Reserves	4.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund	4.4%
Fidelity Treasury Portfolio	4.4%
America Movil SAB de CV	2.5%
JD.com, Inc.	2.4%
Wuxi NCE Power Co. Ltd.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Kumho Petrochemical Co. Ltd.	1.9%
COSCO SHIPPING Holdings Co. Ltd.	1.6%

Top Sectors†	(% of net assets)
Materials	9.7%
Information Technology	9.7%
Industrials	9.1%
Consumer Staples	7.5%
Consumer Discretionary	7.0%
Communication Services	6.4%
Financials	5.0%
Health Care	3.2%
Real Estate	2.2%
Energy	0.3%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/
Institutional [Member]
Shareholder Report [Line Items]
Fund Name	WPG Partners Select Hedged Fund
Class Name	Institutional
Trading Symbol	WPGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WPG Partners Select Hedged Fund (the “Fund”) for the period of May 3, 2024, to August 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-select-hedged-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/affiliates/wpg-select-hedged-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$86[a]	2.54%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	2.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended August 31, 2024, the Fund posted a modest gain, although it trailed the returns of the Russell 2000 Value Index the (“Index”), as well as the Fund’s broad-based securities market index, the Russell 3000 Index, for the same period.

What factors influenced performance?
The U.S. economy generally continued to expand during the period, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of Federal Reserve’s pivot to an easing policy, the backdrop for equities was constructive during the period.

What were the top contributors and detractors?
Overall, the Fund’s short positions generally contributed to returns relative to the Index, while its long positions generally detracted. Regarding specific sectors, security selection within the long portfolio’s Information Technology and Financials sector allocations weighed on returns. Within the short portfolio, Industrials, Materials, and Consumer Staples sector positions all boosted relative results.

How is the Fund currently positioned?
As of the end of the reporting period, the Fund’s largest relative overweight long positions were in Information Technology and Materials, and it has no long exposure to Utilities. The Fund’s largest short positions were in the Industrials, Consumer Discretionary, and Financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/03/2024)
Institutional Class	4.10
Russell 3000® Total Return Index	10.22
Russell 2000® Value Total Return Index	9.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/affiliates/wpg-select-hedged-fund/ for more recent performance information.
Net Assets	$ 53,925,425
Holdings Count | Units	109
Advisory Fees Paid, Amount	$ 155,515
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$53,925,425
Number of Holdings	109
Net Advisory Fee	$155,515
Portfolio Turnover	36%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Kemper Corp.	4.7%
BGC Group, Inc.	4.7%
Arcosa, Inc.	4.7%
Enovis Corp.	4.6%
Clarivate PLC	4.3%
Nomad Foods Ltd.	3.8%
Gildan Activewear, Inc.	3.6%
Air Lease Corp.	3.5%
Rayonier Advanced Materials, Inc.	3.4%
Tower Semiconductor Ltd.	3.4%

Top Sectors†	(% of net assets)
Financials	17.9%
Health Care	8.1%
Materials	7.0%
Real Estate	5.2%
Information Technology	3.7%
Energy	3.0%
Communication Services	2.1%
Consumer Staples	-1.2%
Consumer Discretionary	-5.3%
Industrials	-9.1%

Updated Prospectus Web Address	https://www.bostonpartners.com/affiliates/wpg-select-hedged-fund/
Class A Shares [Member]
Shareholder Report [Line Items]
Fund Name	Campbell Systematic Macro Fund
Class Name	Class A
Trading Symbol	EBSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6488
Additional Information Website	https://www.campbell.com/systematicmacro
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$203	2.00%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund produced net gains during the 12-month period ended August 31, 2024, outperforming the SG CTA Index, which returned -0.65% over the same period.
POSITIONING
The exposures affecting performance included gains in equity index derivatives and losses in commodity futures, fixed income futures, and foreign exchange forwards. For the majority of the reporting period, the Fund maintained a net long position in equity index derivatives, a net short position in fixed income futures, and varied positioning in commodity futures and foreign exchange forwards.
WHAT FACTORS INFLUENCED PERFORMANCE?
From a strategy perspective, the Fund trades a variety of systematic models which are grouped into momentum, quant macro, and short-term strategies. Momentum strategies were the most profitable strategies during the period, primarily gaining in equity indices and commodities and experiencing losses in fixed income and foreign exchange. Short-term strategies were also profitable, gaining in equity indices and fixed income markets and experiencing losses in foreign exchange and commodities. Finally, the quant macro strategies were unprofitable during the period, with losses in commodities, equity indices and fixed income more than offsetting gains in foreign exchange.

Top Contributors
↑	S&P 500 Index Futures +1.6%
↑	Nikkei Index Futures +1.4%
↑	Corn Futures +1.4%
↑	Silver Futures +1.3%
↑	New Zealand Dollar Forwards +1.2%

Top Detractors
↓	Long Gilt Futures -1.2%
↓	Australian 10 Year 6% Bond Futures -1.3%
↓	Gold Futures -1.5%
↓	Euro Forwards -1.8%
↓	Canadian Dollar Forwards -2.1%

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)[3]	3.15	6.89	5.21
Class A (with sales charge)[3]	-0.47	6.12	4.84
S&P 500 Total Return Index[1]	27.14	15.92	12.98
BarclayHedge BTOP50 Index	1.28	4.96	3.47
SG CTA Index[2]	-0.65	4.04	3.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.campbell.com/systematicmacro for more recent performance information.
Net Assets	$ 1,244,878,883
Holdings Count | Units	149
Advisory Fees Paid, Amount	$ 15,974,611
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,244,878,883
Number of Holdings	149
Net Advisory Fee	$15,974,611
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings†	(% of net assets)
United States Treasury Bill	73.1%
NZD/USD FWD 20240918	0.6%
IDR/USD FWD 20240918	0.5%
AUD/USD FWD 20240918	0.4%
NOK/USD FWD 20240918	0.4%
GBP/USD FWD 20240918	0.3%
London Metals - Copper	0.3%
US Cocoa	0.2%
Natural Gas	0.2%
USD/ZAR FWD 20240918	0.1%
†	AUD Australian Dollar GBP British Pound IDR Indonesian Rupiah NOK Norwegian Krone NZD New Zealand Dollar USD United States Dollar ZAR South African Rand

Top Sectors	(% of net assets)
U.S. Treasury Bills	73.1%
Cash & Other	26.6%
Futures Contracts	0.2%
Forwards	0.1%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain planned changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.campbell.com/systematicmacro or upon request at 1-844-261-6488. The Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) solicited approval from shareholders of the Fund, a series of the Company, for a proposed new investment advisory agreements between Campbell & Company Investment Adviser, LLC (the “Adviser”), the investment adviser of the Fund, and each of the Company, on behalf of the Fund, and the Fund’s subsidiary, Campbell Systematic Macro Offshore Limited (the “Subsidiary”) (collectively, the “New Investment Advisory Agreements”). The New Investment Advisory Agreements are required as a result of the long-planned transition of majority ownership (the “Transition”) of the Adviser’s parent company, Campbell & Company, LP (“Campbell & Company”). The Transition is the result of long-term business continuity and succession planning by Campbell & Company, pursuant to which senior executives and employees will increase their ownership to 80%, by redeeming a portion of the interests held by founder D. Keith Campbell, his family and his related entities, who will continue to own 20% of Campbell & Company. The redemption proceeds will be paid to the Campbell family over a ten-year period based on a percentage of revenues in excess of a threshold designed to protect working capital and reserves, which threshold will be adjusted each year for inflation. As a result, the Transition is expected to further align the interests of Campbell & Company, its executives and employees, and its founder, as they continue to participate in the success of the firm. The new Investment Advisory Agreements are substantially similar to the Adviser’s current agreements on behalf of the Fund and the Subsidiary. There will be no increase in advisory fees. The Adviser’s current portfolio managers will continue to manage the Fund and the Subsidiary according to their current investment objectives and investment strategies. The Adviser does not expect the Transition to have any material impact on the quality of investment advisory services provided to the Fund and the Subsidiary. The Board has unanimously voted to approve the New Investment Advisory Agreements and shareholders of the Fund approved the New Investment Advisory Agreement at a shareholder meeting held on October 25, 2024.

Updated Prospectus Phone Number	1-844-261-6488
Updated Prospectus Web Address	https://www.campbell.com/systematicmacro
Class C Shares [Member]
Shareholder Report [Line Items]
Fund Name	Campbell Systematic Macro Fund
Class Name	Class C
Trading Symbol	EBSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6488
Additional Information Website	https://www.campbell.com/systematicmacro
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$278	2.75%

Expenses Paid, Amount	$ 278
Expense Ratio, Percent	2.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund produced net gains during the 12-month period ended August 31, 2024, outperforming the SG CTA Index, which returned -0.65% over the same period.
POSITIONING
The exposures affecting performance included gains in equity index derivatives and losses in commodity futures, fixed income futures, and foreign exchange forwards. For the majority of the reporting period, the Fund maintained a net long position in equity index derivatives, a net short position in fixed income futures, and varied positioning in commodity futures and foreign exchange forwards.
WHAT FACTORS INFLUENCED PERFORMANCE?
From a strategy perspective, the Fund trades a variety of systematic models which are grouped into momentum, quant macro, and short-term strategies. Momentum strategies were the most profitable strategies during the period, primarily gaining in equity indices and commodities and experiencing losses in fixed income and foreign exchange. Short-term strategies were also profitable, gaining in equity indices and fixed income markets and experiencing losses in foreign exchange and commodities. Finally, the quant macro strategies were unprofitable during the period, with losses in commodities, equity indices and fixed income more than offsetting gains in foreign exchange.

Top Contributors
↑	S&P 500 Index Futures +1.6%
↑	Nikkei Index Futures +1.4%
↑	Corn Futures +1.4%
↑	Silver Futures +1.3%
↑	New Zealand Dollar Forwards +1.2%

Top Detractors
↓	Long Gilt Futures -1.2%
↓	Australian 10 Year 6% Bond Futures -1.3%
↓	Gold Futures -1.5%
↓	Euro Forwards -1.8%
↓	Canadian Dollar Forwards -2.1%

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)[3]	2.38	6.11	4.43
Class C (with sales charge)[3]	1.38	6.11	4.43
S&P 500 Total Return Index[1]	27.14	15.92	12.98
BarclayHedge BTOP50 Index	1.28	4.96	3.47
SG CTA Index[2]	-0.65	4.04	3.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.campbell.com/systematicmacro for more recent performance information.
Net Assets	$ 1,244,878,883
Holdings Count | Units	149
Advisory Fees Paid, Amount	$ 15,974,611
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,244,878,883
Number of Holdings	149
Net Advisory Fee	$15,974,611
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings†	(% of net assets)
United States Treasury Bill	73.1%
NZD/USD FWD 20240918	0.6%
IDR/USD FWD 20240918	0.5%
AUD/USD FWD 20240918	0.4%
NOK/USD FWD 20240918	0.4%
GBP/USD FWD 20240918	0.3%
London Metals - Copper	0.3%
US Cocoa	0.2%
Natural Gas	0.2%
USD/ZAR FWD 20240918	0.1%
†	AUD Australian Dollar GBP British Pound IDR Indonesian Rupiah NOK Norwegian Krone NZD New Zealand Dollar USD United States Dollar ZAR South African Rand

Top Sectors	(% of net assets)
U.S. Treasury Bills	73.1%
Cash & Other	26.6%
Futures Contracts	0.2%
Forwards	0.1%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain planned changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.campbell.com/systematicmacro or upon request at 1-844-261-6488. The Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) solicited approval from shareholders of the Fund, a series of the Company, for a proposed new investment advisory agreements between Campbell & Company Investment Adviser, LLC (the “Adviser”), the investment adviser of the Fund, and each of the Company, on behalf of the Fund, and the Fund’s subsidiary, Campbell Systematic Macro Offshore Limited (the “Subsidiary”) (collectively, the “New Investment Advisory Agreements”). The New Investment Advisory Agreements are required as a result of the long-planned transition of majority ownership (the “Transition”) of the Adviser’s parent company, Campbell & Company, LP (“Campbell & Company”). The Transition is the result of long-term business continuity and succession planning by Campbell & Company, pursuant to which senior executives and employees will increase their ownership to 80%, by redeeming a portion of the interests held by founder D. Keith Campbell, his family and his related entities, who will continue to own 20% of Campbell & Company. The redemption proceeds will be paid to the Campbell family over a ten-year period based on a percentage of revenues in excess of a threshold designed to protect working capital and reserves, which threshold will be adjusted each year for inflation. As a result, the Transition is expected to further align the interests of Campbell & Company, its executives and employees, and its founder, as they continue to participate in the success of the firm. The new Investment Advisory Agreements are substantially similar to the Adviser’s current agreements on behalf of the Fund and the Subsidiary. There will be no increase in advisory fees. The Adviser’s current portfolio managers will continue to manage the Fund and the Subsidiary according to their current investment objectives and investment strategies. The Adviser does not expect the Transition to have any material impact on the quality of investment advisory services provided to the Fund and the Subsidiary. The Board has unanimously voted to approve the New Investment Advisory Agreements and shareholders of the Fund approved the New Investment Advisory Agreement at a shareholder meeting held on October 25, 2024.

Updated Prospectus Phone Number	1-844-261-6488
Updated Prospectus Web Address	https://www.campbell.com/systematicmacro
Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	Campbell Systematic Macro Fund
Class Name	Class I
Trading Symbol	EBSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6488
Additional Information Website	https://www.campbell.com/systematicmacro
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$178	1.75%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund produced net gains during the 12-month period ended August 31, 2024, outperforming the SG CTA Index, which returned -0.65% over the same period.
POSITIONING
The exposures affecting performance included gains in equity index derivatives and losses in commodity futures, fixed income futures, and foreign exchange forwards. For the majority of the reporting period, the Fund maintained a net long position in equity index derivatives, a net short position in fixed income futures, and varied positioning in commodity futures and foreign exchange forwards.
WHAT FACTORS INFLUENCED PERFORMANCE?
From a strategy perspective, the Fund trades a variety of systematic models which are grouped into momentum, quant macro, and short-term strategies. Momentum strategies were the most profitable strategies during the period, primarily gaining in equity indices and commodities and experiencing losses in fixed income and foreign exchange. Short-term strategies were also profitable, gaining in equity indices and fixed income markets and experiencing losses in foreign exchange and commodities. Finally, the quant macro strategies were unprofitable during the period, with losses in commodities, equity indices and fixed income more than offsetting gains in foreign exchange.

Top Contributors
↑	S&P 500 Index Futures +1.6%
↑	Nikkei Index Futures +1.4%
↑	Corn Futures +1.4%
↑	Silver Futures +1.3%
↑	New Zealand Dollar Forwards +1.2%

Top Detractors
↓	Long Gilt Futures -1.2%
↓	Australian 10 Year 6% Bond Futures -1.3%
↓	Gold Futures -1.5%
↓	Euro Forwards -1.8%
↓	Canadian Dollar Forwards -2.1%

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I3	3.42	7.15	5.47
S&P 500 Total Return Index[1]	27.14	15.92	12.98
BarclayHedge BTOP50 Index	1.28	4.96	3.47
SG CTA Index[2]	-0.65	4.04	3.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.campbell.com/systematicmacro for more recent performance information.
Net Assets	$ 1,244,878,883
Holdings Count | Units	149
Advisory Fees Paid, Amount	$ 15,974,611
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,244,878,883
Number of Holdings	149
Net Advisory Fee	$15,974,611
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings†	(% of net assets)
United States Treasury Bill	73.1%
NZD/USD FWD 20240918	0.6%
IDR/USD FWD 20240918	0.5%
AUD/USD FWD 20240918	0.4%
NOK/USD FWD 20240918	0.4%
GBP/USD FWD 20240918	0.3%
London Metals - Copper	0.3%
US Cocoa	0.2%
Natural Gas	0.2%
USD/ZAR FWD 20240918	0.1%
†	AUD Australian Dollar GBP British Pound IDR Indonesian Rupiah NOK Norwegian Krone NZD New Zealand Dollar USD United States Dollar ZAR South African Rand

Top Sectors	(% of net assets)
U.S. Treasury Bills	73.1%
Cash & Other	26.6%
Futures Contracts	0.2%
Forwards	0.1%

Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain planned changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.campbell.com/systematicmacro or upon request at 1-844-261-6488. The Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) solicited approval from shareholders of the Fund, a series of the Company, for a proposed new investment advisory agreements between Campbell & Company Investment Adviser, LLC (the “Adviser”), the investment adviser of the Fund, and each of the Company, on behalf of the Fund, and the Fund’s subsidiary, Campbell Systematic Macro Offshore Limited (the “Subsidiary”) (collectively, the “New Investment Advisory Agreements”). The New Investment Advisory Agreements are required as a result of the long-planned transition of majority ownership (the “Transition”) of the Adviser’s parent company, Campbell & Company, LP (“Campbell & Company”). The Transition is the result of long-term business continuity and succession planning by Campbell & Company, pursuant to which senior executives and employees will increase their ownership to 80%, by redeeming a portion of the interests held by founder D. Keith Campbell, his family and his related entities, who will continue to own 20% of Campbell & Company. The redemption proceeds will be paid to the Campbell family over a ten-year period based on a percentage of revenues in excess of a threshold designed to protect working capital and reserves, which threshold will be adjusted each year for inflation. As a result, the Transition is expected to further align the interests of Campbell & Company, its executives and employees, and its founder, as they continue to participate in the success of the firm. The new Investment Advisory Agreements are substantially similar to the Adviser’s current agreements on behalf of the Fund and the Subsidiary. There will be no increase in advisory fees. The Adviser’s current portfolio managers will continue to manage the Fund and the Subsidiary according to their current investment objectives and investment strategies. The Adviser does not expect the Transition to have any material impact on the quality of investment advisory services provided to the Fund and the Subsidiary. The Board has unanimously voted to approve the New Investment Advisory Agreements and shareholders of the Fund approved the New Investment Advisory Agreement at a shareholder meeting held on October 25, 2024.

Updated Prospectus Phone Number	1-844-261-6488
Updated Prospectus Web Address	https://www.campbell.com/systematicmacro
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Free Market U.S. Equity Fund
Class Name	Class L
Trading Symbol	FMUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Free Market U.S. Equity Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
Additional Information Phone Number	1-866-780-0357
Additional Information Website	http://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$59	0.54%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024 (the “period”) the Fund provided a total return of 20.30% at net asset value. This compares with a return of 26.14% over the same period for the Fund’s benchmark, the Russell 3000® Index.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the performance of diversified equity funds, like the Fund, are the size and value/growth characteristics of the underlying fund holdings. Size is measured by market capitalization and “value” classification is a function of stock price relative to one or more fundamental characteristics.
U.S. large cap stocks performed better than U.S. small cap stocks during the period. The S&P 500® Index returned 27.14%, the Russell 2500® Index returned 17.37%, and the Russell 2000® Index returned 18.47%. Furthermore, for the same time period, the Russell 1000® Value Index returned 21.15% while the Russell 2000® Value returned 19.25% for the twelve months ended August 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Free Market U.S. Equity Fund	20.30	13.05	8.87
Russell 3000 Total Return[1]	26.14	15.19	12.36
Russell 2500 Total Return	17.37	10.49	8.76
Composite Index[2]	21.77	12.00	9.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
Net Assets	$ 4,301,185,599
Holdings Count | Units	9
Advisory Fees Paid, Amount	$ 19,003,981
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$4,301,185,599
Number of Holdings	9
Net Advisory Fee	$19,003,981
Portfolio Turnover	4%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
U.S. Small Cap Value Portfolio	25.1%
U.S. Micro Cap Portfolio	15.1%
U.S. Small Cap Portfolio	15.1%
U.S. Large Cap Value Portfolio III	15.0%
iShares MSCI USA Value Factor ETF	9.3%
iShares Core S&P 500 ETF	8.2%
U.S. Large Company Portfolio	6.7%
U.S. Large Cap Value Series	5.6%
Invesco Government & Agency Portfolio	0.1%

Top Sectors	(% of Net Assets)
Finance and Insurance	94.4%
Cash & Other	5.6%

Updated Prospectus Web Address	http://funddocs.filepoint.com/matsonmoney/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Free Market International Equity Fund
Class Name	Class L
Trading Symbol	FMNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Free Market International Equity Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
Additional Information Phone Number	1-866-780-0357
Additional Information Website	http://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024 (the “period”) the Fund provided a total return of 17.86% at net asset value. This compares with a return of 19.45% over the same period for the Fund’s benchmark, the MSCI World (ex USA) Index (Net Dividends), which captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries excluding the U.S.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in global equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the behavior of diversified international equity funds, like the Fund, are company size and company value/growth characteristics of the underlying fund holdings and broad exposure to emerging market equities.
International value stocks fared better than international growth stocks during the fiscal year. The MSCI EAFE Value Index increased by 20.38%, while the MSCI EAFE Small Cap Value Index returned 16.86% and the MSCI Emerging Markets Index returned 15.07%. Furthermore, the MSCI EAFE Small Cap Index returned 15.08% for the twelve months ended August 31, 2024, while the MSCI EAFE Index returned 19.40% for the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Free Market International Equity Fund	17.86	9.20	4.50
MSCI WORLD ex USA Index (Net Dividends)	19.45	8.72	5.12
Composite Index[1]	17.63	7.38	4.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
Net Assets	$ 3,283,448,219
Holdings Count | Units	11
Advisory Fees Paid, Amount	$ 14,615,451
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$3,283,448,219
Number of Holdings	11
Net Advisory Fee	$14,615,451
Portfolio Turnover	13%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
DFA International Small Cap Value Portfolio	40.2%
DFA International Value Portfolio III	15.2%
DFA International Value Series	14.9%
Dimensional International Small Cap ETF	8.6%
iShares Core MSCI Emerging Markets ETF	5.1%
iShares Core MSCI EAFE ETF	5.0%
Emerging Markets Small Cap Portfolio	4.8%
Emerging Markets Value Portfolio	4.8%
Canadian Small Company Series	1.3%
Invesco Government & Agency Portfolio	0.1%

Top Sectors	(% of Net Assets)
Finance and Insurance	83.8%
Cash & Other	16.2%

Updated Prospectus Web Address	http://funddocs.filepoint.com/matsonmoney/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Free Market Fixed Income Fund
Class Name	Class L
Trading Symbol	FMFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Free Market Fixed Income Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
Additional Information Phone Number	1-866-780-0357
Additional Information Website	http://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024 (the “period”) the Fund returned 6.30%. This compares with a return of 7.30% over the same period for the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
The Fund focuses on assets that invest in high quality and shorter-term government and corporate fixed income assets, both in the U.S. as well as international.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Free Market Fixed Income Fund	6.30	0.85	1.19
Bloomberg U.S. Aggregate Bond Index[1]	7.30	-0.04	1.64
FTSE World Government Bond Index 1-5 Yr Currency-Hedged USD	6.19	1.25	1.62
Composite Index[2]	6.39	1.11	1.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
Net Assets	$ 2,890,938,074
Holdings Count | Units	10
Advisory Fees Paid, Amount	$ 13,737,559
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$2,890,938,074
Number of Holdings	10
Net Advisory Fee	$13,737,559
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
DFA Two-Year Global Fixed Income Portfolio	25.0%
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.0%
iShares Core International Aggregate Bond ETF	15.1%
DFA One-Year Fixed Income Portfolio	14.4%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.1%
iShares 3-7 Year Treasury Bond ETF	6.0%
Dimensional Inflation-Protected Securities ETF	5.0%
iShares 1-3 Year Treasury Bond ETF	4.0%
Invesco Government & Agency Portfolio	0.5%

Top Sectors	(% of Net Assets)
Finance and Insurance	99.5%
Cash & Other	0.5%

Updated Prospectus Web Address	http://funddocs.filepoint.com/matsonmoney/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Matson Money U.S. Equity VI Portfolio
Class Name	Class L
Trading Symbol	FMVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matson Money U.S. Equity VI Portfolio (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
Additional Information Phone Number	1-866-780-0357
Additional Information Website	http://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$84	0.76%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024 (the “period”) the Fund provided a total return of 19.90% at net asset value. This compares with a return of 26.14% over the same period for the Fund’s benchmark, the Russell 3000® Index.
As a result of the Funds’s diversified investment approach, performance principally was determined by broad structural trends in equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the performance of diversified equity funds, like the Fund, are the size and value/growth characteristics of the underlying fund holdings. Size is measured by market capitalization and “value” classification is a function of stock price relative to one or more fundamental characteristics.
U.S. large cap stocks performed better than U.S. small cap stocks during the period. The S&P 500® Index returned 27.14%, the Russell 2500® Index returned 17.37%, and the Russell 2000® Index returned 18.47%. Furthermore, for the same time period, the Russell 1000® Value Index returned 21.15% while the Russell 2000® Value returned 19.25% for the twelve months ended August 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matson Money U.S. Equity VI Portfolio	19.90	12.98	8.67
Russell 3000 Total Return[1]	26.14	15.19	12.36
Russell 2500 Total Return	17.37	10.49	8.76
Composite Index[2]	21.77	12.00	9.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
Net Assets	$ 28,304,674
Holdings Count | Units	8
Advisory Fees Paid, Amount	$ 138,890
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$28,304,674
Number of Holdings	8
Net Advisory Fee	$138,890
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
U.S. Large Cap Value Portfolio III	26.1%
U.S. Small Cap Portfolio	15.1%
U.S. Micro Cap Portfolio	15.1%
VA U.S. Targeted Value Portfolio	15.1%
U.S. Large Company Portfolio	13.7%
U.S. Small Cap Value Portfolio	10.1%
VA U.S. Large Value Portfolio	4.0%
STIT-Government & Agency Portfolio	0.9%

Top Sectors	(% of Net Assets)
Finance and Insurance	99.2%
Cash & Other	0.8%

Updated Prospectus Web Address	http://funddocs.filepoint.com/matsonmoney/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Matson Money International Equity VI Portfolio
Class Name	Class L
Trading Symbol	FMVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matson Money International Equity VI Portfolio (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
Additional Information Phone Number	1-866-780-0357
Additional Information Website	http://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024 (the “period”) the Fund provided a total return of 17.23% at net asset value. This compares with a return of 19.45% over the same period for the Fund’s benchmark, the MSCI World (ex USA) Index, which captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries excluding the U.S.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in global equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the behavior of diversified international equity funds, like the Fund, are company size and company value/growth characteristics of the underlying fund holdings and broad exposure to emerging market equities.
International value stocks fared better than international growth stocks during the fiscal year. The MSCI EAFE Value Index increased by 20.38%, while the MSCI EAFE Small Cap Value Index returned 16.86% and the MSCI Emerging Markets Index returned 15.07%. Furthermore, the MSCI EAFE Small Cap Index returned 15.08% for the twelve months ended August 31, 2024, while the MSCI EAFE Index returned 19.40% for the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matson Money International Equity VI Portfolio	17.23	8.89	4.19
MSCI WORLD ex USA Index (Net Dividends)	19.45	8.72	5.12
Composite Index[1]	17.63	7.38	4.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
Net Assets	$ 20,957,033
Holdings Count | Units	10
Advisory Fees Paid, Amount	$ 103,360
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$20,957,033
Number of Holdings	10
Net Advisory Fee	$103,360
Portfolio Turnover	6%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
DFA International Value Portfolio III	30.2%
DFA International Small Cap Value Portfolio	28.1%
VA International Small Portfolio	17.1%
iShares Core MSCI Emerging Markets ETF	5.2%
VA International Value Portfolio	5.0%
Emerging Markets Value Portfolio	4.8%
Emerging Markets Small Cap Portfolio	4.8%
iShares Core MSCI EAFE ETF	4.0%
STIT-Government & Agency Portfolio	0.9%

Top Sectors	(% of Net Assets)
Finance and Insurance	99.4%
Cash & Other	0.6%

Updated Prospectus Web Address	http://funddocs.filepoint.com/matsonmoney/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Matson Money Fixed Income VI Portfolio
Class Name	Class L
Trading Symbol	FMVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matson Money Fixed Income VI Portfolio (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
Additional Information Phone Number	1-866-780-0357
Additional Information Website	http://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024 (the “period”) the Fund returned 6.12%. This compares with a return of 7.30% over the same period for the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
The Fund focuses on assets that invest in high quality and shorter-term government and corporate fixed income assets, both in the U.S. as well as international.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matson Money Fixed Income VI Portfolio	6.12	0.59	0.91
Bloomberg U.S. Aggregate Bond Index[1]	7.30	-0.04	1.64
FTSE World Government Bond Index 1-5 Yr Currency-Hedged USD	6.19	1.25	1.62
Composite Index[2]	6.39	1.11	1.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
Net Assets	$ 25,753,004
Holdings Count | Units	11
Advisory Fees Paid, Amount	$ 134,682
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$25,753,004
Number of Holdings	11
Net Advisory Fee	$134,682
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.1%
DFA Two-Year Global Fixed Income Portfolio	15.0%
iShares Core International Aggregate Bond ETF	15.0%
DFA One-Year Fixed Income Portfolio	11.5%
VA Global Bond Portfolio	10.0%
iShares 3-7 Year Treasury Bond ETF	6.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.0%
Dimensional Inflation-Protected Securities ETF	5.0%
iShares 1-3 Year Treasury Bond ETF	4.0%
VA Short-Term Fixed Income Portfolio	2.0%

Top Sectors	(% of Net Assets)
Finance and Insurance	98.7%
Cash & Other	1.3%

Updated Prospectus Web Address	http://funddocs.filepoint.com/matsonmoney/
Motley Fool Global Opportunities ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool Global Opportunities ETF
Class Name	Motley Fool Global Opportunities ETF
Trading Symbol	TMFG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool Global Opportunities ETF (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-703-302-1100.
Additional Information Phone Number	1-703-302-1100
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Global Opportunities ETF	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the FTSE Global All Cap Net Tax Index. Nevertheless, to us it was a strong year towards the Fund’s investment objective of capital appreciation.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund enjoys a global investing universe to pursue ownership of high quality businesses. But during the period, what seemed to us to matter most was geographic exposure. US stocks performed remarkably well and far outpaced non-US stocks, even though both developed international and emerging market stocks turned in healthy positive returns.
The Fund’s relative positioning worked against it, as our portfolio had a lower US weighting and higher international weighting than the benchmark. With fewer than 40 holdings, the Fund’s sector and security exposures were significantly different than the benchmark index.   Notably, the lower exposure to the Information Technology sector, stock selection in the Health Care sector contributed negatively to Fund performance, while stock selection in the Consumer Staples sector positively contributed to performance.
A FUN FACT ABOUT THE PORTFOLIO!
As of August 31, 2024, the Fund’s top five holdings (Axon Enterprise, Inc., Amazon.com, Inc., Waste Connections, Inc., ICON PLC, and Watsco, Inc.) have been held in the portfolio an average of more than six years (we think demonstrating our long-term orientation, but you can decide!).

Top Contributors
↑	Axon Enterprise, Inc. (NasdaqGS:AXON)
↑	International Container Terminal Services, Inc. (PSE:ICT)
↑	Taiwan Semiconductor Manufacturing Company Ltd. (NYSE:TSM)

Top Detractors
↓	Yum China Holdings, Inc. (NYSE:YUMC)
↓	Paycom Software, Inc. (NYSE:PAYC)
↓	Atlassian Corp. (NasdaqGS:TEAM)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	10 Years
Motley Fool Global Opportunities ETF (at Net Asset Value)**	21.00	9.88	9.50
Motley Fool Global Opportunities ETF (at Market Price)	20.86	9.83	9.47
FTSE Global All Cap (Fair Value 16.00) Net Tax (US RIC) Index	23.13	12.21	8.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 440,462,472
Holdings Count | Units	40
Advisory Fees Paid, Amount	$ 3,631,316
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$440,462,472
Number of Holdings	40
Net Advisory Fee	$3,631,316
Portfolio Turnover	38%
30-Day SEC Yield	0.61%
30-Day SEC Yield Unsubsidized	0.61%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Axon Enterprise, Inc.	5.5%
Amazon.com, Inc.	4.6%
Waste Connections, Inc.	4.3%
ICON PLC	3.9%
Watsco, Inc.	3.7%
Alphabet, Inc.	3.5%
Mastercard, Inc.	3.5%
Nintendo Co. Ltd.	3.4%
Costco Wholesale Corp.	3.3%
Rentokil Initial PLC	3.3%

Top Sectors	(% of Net Assets)
Industrials	24.5%
Communication Services	18.0%
Consumer Discretionary	12.7%
Financials	10.9%
Health Care	10.2%
Real Estate	7.2%
Information Technology	5.7%
Consumer Staples	5.4%
Materials	2.2%
Cash & Other	3.2%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Mid-Cap Growth ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool Mid-Cap Growth ETF
Class Name	Motley Fool Mid-Cap Growth ETF
Trading Symbol	TMFM
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool Mid-Cap Growth ETF (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-703-302-1100.
Additional Information Phone Number	1-703-302-1100
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Mid-Cap Growth ETF	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024 (the “period”), the Fund outperformed its benchmark, the Russell Midcap Growth Total Return Index. Importantly, it was a strong year towards the Fund’s investment objective of capital appreciation.
WHAT FACTORS INFLUENCED PERFORMANCE?
A primary driver of US stock returns for the period was size: generally speaking, the bigger the company, the better the returns. In absolute, the return of middle-sized stocks (mid-caps) was strong. Although mid-caps did not keep pace with large- or mega-cap stocks, they outpaced small-caps.
On balance, both sector weightings and stock selection contributed to the Fund’s outperformance. The most notable drivers of portfolio returns came from the Health Care and Real Estate sectors. While the Fund was marginally underweight its benchmark in Health Care, our average returns within the sector were nearly triple that of the benchmarks. The opposite played out in Real Estate, where the Fund is considerably overweight relative to the benchmark and our holdings performed dramatically worse than the benchmarks. With only 30 holdings, these types of deviations don’t surprise us.
A FUN FACT ABOUT THE PORTFOLIO!
At August 31, 2024, the Fund held the stock of 30 companies. 27 of 30 generated positive operating profits over their most recently reported twelve months and 29 of 30 generated positive operating cash flows.

Top Contributors
↑	Axon Enterprise, Inc. (NasdaqGS:AXON)
↑	Brown & Brown, Inc. (NYSE:BRO)
↑	Tyler Technologies, Inc. (NYSE:TYL)

Top Detractors
↓	Paycom Software, Inc. (NYSE:PAYC)
↓	Jones Lang LaSalle Inc. (NYSE:JLL)
↓	Payloity Holding Corp. (NasdaqGS:PCTY)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	10 Years
Motley Fool Mid Cap Growth ETF (at Net Asset Value)†	18.95	8.69	8.50
Motley Fool Mid Cap Growth ETF (at Market Price)†	19.06	8.67	8.49
Russell 3000 Total Return Index**	26.14	15.19	12.36
Russell Midcap Growth Total Return Index	19.07	10.50	10.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 203,138,972
Holdings Count | Units	31
Advisory Fees Paid, Amount	$ 1,633,412
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$203,138,972
Number of Holdings	31
Net Advisory Fee	$1,633,412
Portfolio Turnover	31%
30-Day SEC Yield	-0.01%
30-Day SEC Yield Unsubsidized	-0.01%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Brown & Brown, Inc.	6.3%
Axon Enterprise, Inc.	6.0%
Tyler Technologies, Inc.	5.9%
Broadridge Financial Solutions, Inc.	4.8%
Goosehead Insurance, Inc.	4.5%
StoneX Group, Inc.	3.8%
Globus Medical, Inc.	3.7%
Cooper Cos., Inc.	3.7%
RXO, Inc.	3.7%
SBA Communications Corp.	3.6%

Top Sectors	(% of Net Assets)
Industrials	30.3%
Health Care	21.4%
Financials	20.3%
Information Technology	11.1%
Real Estate	7.7%
Consumer Discretionary	5.1%
Materials	2.5%
Cash & Other	1.6%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool 100 Index ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool 100 Index ETF
Class Name	Motley Fool 100 Index ETF
Trading Symbol	TMFC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool 100 Index ETF (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-703-302-1100.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-703-302-1100
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool 100 Index ETF	$58	0.50%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	50.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund outperformed its benchmark, the S&P 500 Total Return Index (the “S&P 500”), and closely tracked its underlying index, the Motley Fool 100 Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund invests in US stocks, which had a very strong twelve months. Looking more closely at US stocks, performance of the largest companies -- often referred to as “mega caps” -- was even better. The Fund follows the Motley Fool 100 Index that is market cap weighted, which resulted in a high exposure to mega caps which helped returns. It was a good year for mega caps and the Fund was largely invested in mega caps.
Another factor that contributed to performance was the Fund’s sector exposures. The Fund had, on average, more than 40% of assets invested in the Information Technology sector, compared to roughly 30% for the S&P 500. This hefty weighting helped returns, as did the sector’s strong performance in general. Tech was the strongest performing sector in the S&P 500. The worst performing sector in the S&P 500 was Energy, and the Fund had, on average, less than a 1% weighting during the year in the energy sector.
A FUN FACT ABOUT THE PORTFOLIO!
Six of the top ten holdings, as of August 31, 2024, were top ten holdings when the Fund’s inception more than six years ago, in January 2018 (Apple, Microsoft, Alphabet, Amazon, Meta Platforms, and Berkshire Hathaway).

Top Contributors
↑	NVDIA Corp. (NasdaqGS:NVDA)
↑	Microsoft Corp. (NasdaqGS:MSFT)
↑	Meta Platforms, Inc. (NasdaqGS:META)

Top Detractors
↓	Tesla, Inc. (NasdaqGS:TSLA)
↓	Oracle Corp. (NYSE:ORCL)
↓	Johnson & Johnson (NYSE:JNJ)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception (01/29/2018)
Motley Fool 100 Index ETF (at Net Asset Value)	32.61	20.03	17.02
Motley Fool 100 Index ETF (at Market Price)	32.54	20.05	17.00
S&P 500 Total Return Index	27.14	15.92	12.85
Motley Fool 100 Index	33.25	20.64	17.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 969,884,838
Holdings Count | Units	102
Advisory Fees Paid, Amount	$ 3,573,161
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$969,884,838
Number of Holdings	102
Net Advisory Fee	$3,573,161
Portfolio Turnover	24%
30-Day SEC Yield	0.22%
30-Day SEC Yield Unsubsidized	0.22%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Apple, Inc.	9.7%
Microsoft Corp.	8.5%
NVIDIA Corp.	7.9%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	5.1%
Meta Platforms, Inc.	4.7%
Berkshire Hathaway, Inc.	4.7%
Eli Lilly & Co.	3.5%
Broadcom, Inc.	3.1%
Tesla, Inc.	2.9%

Top Sectors	(% of Net Assets)
Information Technology	38.3%
Financials	15.0%
Communication Services	13.9%
Consumer Discretionary	12.7%
Health Care	11.8%
Industrials	3.7%
Consumer Staples	1.9%
Real Estate	1.4%
Materials	0.8%
Cash & Other	0.5%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://fooletfs.com/our-funds or upon request at 1-703-302-1100.
The Fund seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Index (“Index”). The Motley Fool, LLC, the sponsor of the Index, has announced an index methodology revision for the Index to address certain diversification requirements under Section 851 of the Internal Revenue Code of 1986, as amended. The revised index methodology was implemented with respect to the Index effective June 1, 2024. For more information, please see the Fund’s Prospectus and Summary Prospectus.

Updated Prospectus Phone Number	1-703-302-1100
Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Small-Cap Growth ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool Small-Cap Growth ETF
Class Name	Motley Fool Small-Cap Growth ETF
Trading Symbol	TMFS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool Small-Cap Growth ETF (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-703-302-1100.
Additional Information Phone Number	1-703-302-1100
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Small-Cap Growth ETF	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024 (the “period”), the Fund underperformed its benchmark, the Russell 2000 Growth Total Return Index. Importantly, the Fund made proress towards its investment objective of capital appreciation.
WHAT FACTORS INFLUENCED PERFORMANCE?
While small cap stocks failed to keep up with the blistering performance of their larger brethren, and while there were three 10% peak-to-trough declines in the Russell 2000 Growth Total Return Index, it was still a healthy 12-month showing for smaller companies. Nine of 11 sectors increased in value (Utilities and Energy were the laggards) with six up more than 15%.
The Fund benefitted from this rising tide. The Fund’s performance was acutely impacted by the poor performance of a few individual holdings, notably in the Consumer Discretionary and Information Technology sectors. In a portfolio of only 35 or so holdings, a few negative performers can have a big impact. While concentration works both ways, it was a detractor during this period, and the Fund’s stronger performance in the Financials and Industrials sectors were not enough to overcome it.
A FUN FACT ABOUT THE PORTFOLIO!
Of the 34 stocks that the Fund holds at period end, insiders at the company own an average of 4.7% of the outstanding shares. Over 70% of the Fund’s holdings have insider ownership greater than 1%.

Top Contributors
↑	Q2 Holdings, Inc. (NYSE:QTWO)
↑	Axon Enterprise, Inc. (NasdaqGS:AXON)
↑	Leonardo DRS, Inc. (NasdaqGS:DRS)

Top Detractors
↓	Fox Factory Holding Corp. (NasdaqGS:FOXF)
↓	Inari Medical (NasdaqGS:NARI)
↓	Wolfspeed, Inc. (NYSE:WOLF)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception (10/29/2018)
Motley Fool Small-Cap Growth ETF (at Net Asset Value)	11.87	8.99	10.53
Motley Fool Small-Cap Growth ETF (at Market Price)	11.77	8.96	10.51
Russell 3000 Total Return Index**	26.14	15.19	15.11
Russell 2000 Growth Total Return Index	17.67	8.35	8.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 78,248,680
Holdings Count | Units	35
Advisory Fees Paid, Amount	$ 665,835
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$78,248,680
Number of Holdings	35
Net Advisory Fee	$665,835
Portfolio Turnover	30%
30-Day SEC Yield	-0.32%
30-Day SEC Yield Unsubsidized	-0.32%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Globus Medical, Inc.	4.8%
Axon Enterprise, Inc.	4.4%
Leonardo DRS, Inc.	4.3%
Alarm.com Holdings, Inc.	4.3%
Goosehead Insurance, Inc.	4.2%
RXO, Inc.	4.2%
Ultragenyx Pharmaceutical, Inc.	3.8%
Smartsheet, Inc.	3.7%
Watsco, Inc.	3.6%
GXO Logistics, Inc.	3.6%

Top Sectors	(% of Net Assets)
Industrials	26.8%
Health Care	22.1%
Information Technology	21.0%
Financials	14.2%
Consumer Discretionary	7.3%
Energy	3.3%
Real Estate	2.6%
Consumer Staples	2.1%
Cash & Other	0.6%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Capital Efficiency 100 Index ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool Capital Efficiency 100 Index ETF
Class Name	Motley Fool Capital Efficiency 100 Index ETF
Trading Symbol	TMFE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool Capital Efficiency 100 Index ETF (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-703-302-1100.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-703-302-1100
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Capital Efficiency 100 Index ETF	$59	0.50%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	50.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund outperformed its benchmark, the S&P 500 Total Return Index (the “S&P 500”), and closely tracked its underlying index, The Motley Fool Capital Efficiency 100 Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund invests in US stocks, which had a very strong twelve months. Looking more closely at US stocks, performance of the largest companies -- often referred to as “mega caps” -- was even better. As it was, the Fund benefitted from considerable exposure to mega caps, as more than 75% of assets were invested in stocks with a market cap greater than $100 billion.
Both sector exposures and individual position weightings contributed positively to performance. This means that, in aggregate, the sector over- and underweights, and position over- and underweights boosted returns. More specifically, investments in the Information Technology and Communication Services sectors provided the strongest tailwinds, while investments in the Financials and Health Care sectors created headwinds, at least when compared to the S&P 500.
A FUN FACT ABOUT THE PORTFOLIO!
The Fund aims to track the Motley Fool Capital Efficiency Index that borrows from the academic research on the gross profitability premium published by Robert Novy-Marx at the University of Rochester.

Top Contributors
↑	NVIDIA Corp. (NasdaqGS:NVDA)
↑	Meta Platforms, Inc. (NasdaqGS:META)
↑	Broadcom Inc. (NasdaqGS:AVGO)

Top Detractors
↓	Oracle Corp. NYSE:ORCL)
↓	Johnson & Johnson (NYSE:JNJ)
↓	VMware LLC (NYSE:VMW)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/30/2021)
Motley Fool Capital Efficiency 100 Index ETF (at Net Asset Value)	34.44	10.01
Motley Fool Capital Efficiency 100 Index ETF (at Market Price)	34.34	10.06
S&P 500 Total Return Index	27.14	8.16
Motley Fool Capital Efficiency 100 - Total Return Index	34.89	10.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 47,326,338
Holdings Count | Units	100
Advisory Fees Paid, Amount	$ 170,046
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$47,326,338
Number of Holdings	100
Net Advisory Fee	$170,046
Portfolio Turnover	35%
30-Day SEC Yield	0.24%
30-Day SEC Yield Unsubsidized	0.24%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
UnitedHealth Group, Inc.	5.6%
Eli Lilly & Co.	5.0%
Mastercard, Inc.	5.0%
Apple, Inc.	4.9%
Meta Platforms, Inc.	4.8%
Costco Wholesale Corp.	4.8%
Visa, Inc.	4.7%
Home Depot, Inc.	4.7%
Amazon.com, Inc.	4.5%
Microsoft Corp.	4.3%

Top Sectors	(% of Net Assets)
Information Technology	32.7%
Health Care	19.3%
Communication Services	13.4%
Consumer Discretionary	11.6%
Financials	10.5%
Consumer Staples	5.6%
Industrials	4.5%
Materials	2.2%
Cash & Other	0.2%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://fooletfs.com/our-funds or upon request at 1-703-302-1100.
The Fund seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Capital Efficiency 100 Index (“Index”). The Motley Fool, LLC, the sponsor of the Index, has announced an index methodology revision for the Index to address certain diversification requirements under Section 851 of the Internal Revenue Code of 1986, as amended. The revised index methodology was implemented with respect to the Index effective June 1, 2024. For more information, please see the Fund’s Prospectus and Summary Prospectus.

Updated Prospectus Phone Number	1-703-302-1100
Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Next Index ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool Next Index ETF
Class Name	Motley Fool Next Index ETF
Trading Symbol	TMFX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Motley Fool Next Index ETF (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-703-302-1100.
Additional Information Phone Number	1-703-302-1100
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Next Index ETF	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024 (the “period”), the Fund underperformed its benchmark, the Russell Midcap Growth Total Return Index, and closely tracked its underlying index, the Motley Fool Next Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
A primary driver of US stock returns for the period was size: generally speaking, the bigger the company, the better the returns. In absolute, the return of middle sized stocks (mid-caps) was strong. Although mid-caps did not keep pace with large- or mega-cap stocks, they outpaced small-caps. The Fund’s holdings, as measured by median market cap, are about half as large as the Russell Midcap Growth Index, which turned out to hurt the relative comparison for the year.
The index that underlies the Fund, the Motley Fool Next Index, consists of stocks that are actively recommended or are high conviction picks from the research team at The Motley Fool, LLC, the sponsor of the Index. Therefore, security selection will often be an important explanatory factor in performance, and it was so this period. On average, the securities selected underperformed the index constituents, most notably in the Communication Services sector. Security selection in the Health Care sector did positively contribute to relative returns, but not enough to overcome shortcomings in other sectors.
A FUN FACT ABOUT THE PORTFOLIO!
At August 31, 2024, the Fund held the stock of 197 companies headquartered across 35 US states and Washington, DC. It probably isn’t surprising that the highest concentration resides in California (51 companies), but it might be surprising that Massachusetts is next in line (18 companies).

Top Contributors
↑	Fair Isaac Corp. (NYSE:FICO)
↑	GoDaddy Inc. (NYSE:GDDY)
↑	Axon Enterprise, Inc. (NasdaqGS:AXON)

Top Detractors
↓	Paycom Software, Inc. (NYSE:PAYC)
↓	Unity Software Inc. (NYSE:U)
↓	Celsius Holdings, Inc. (NasdaqGS:CELH)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/30/2021)
Motley Fool Next Index ETF (at Net Asset Value)	15.31	-3.42
Motley Fool Next Index ETF (at Market Price)	15.18	-3.44
Russell 3000 Total Return Index**	26.14	7.05
Russell Midcap Growth Total Return Index	19.07	0.13
Motley Fool Next - Total Return Index	16.06	-2.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fooletfs.com/our-funds for more recent performance information.
Net Assets	$ 24,514,571
Holdings Count | Units	197
Advisory Fees Paid, Amount	$ 129,230
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$24,514,571
Number of Holdings	197
Net Advisory Fee	$129,230
Portfolio Turnover	18%
30-Day SEC Yield	0.07%
30-Day SEC Yield Unsubsidized	0.07%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Alnylam Pharmaceuticals, Inc.	1.9%
HEICO Corp.	1.8%
Westinghouse Air Brake Technologies Corp.	1.7%
NVR, Inc.	1.7%
Tractor Supply Co.	1.7%
Take-Two Interactive Software, Inc.	1.6%
Cloudflare, Inc.	1.6%
Axon Enterprise, Inc.	1.6%
HubSpot, Inc.	1.5%
Broadridge Financial Solutions, Inc.	1.5%

Top Sectors	(% of Net Assets)
Information Technology	26.2%
Industrials	18.9%
Consumer Discretionary	17.6%
Health Care	12.4%
Financials	10.8%
Communication Services	6.0%
Consumer Staples	4.2%
Real Estate	1.3%
Materials	1.2%
Cash & Other	1.4%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Founders Class [Member]
Shareholder Report [Line Items]
Fund Name	Optima Strategic Credit Fund
Class Name	Founders Class Shares
Trading Symbol	OPTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Optima Strategic Credit Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-866-239-2026.
Additional Information Phone Number	1-866-239-2026
Additional Information Website	https://rbbfund.com/additional-fund-information/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Founders Class Shares	$212	2.06%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Throughout the latter half of 2023 the Fund was mostly positioned in a “risk-off” posture due to, what we believed to be, unfavorable trends in credit markets by allocating to short-duration U.S. treasury bills. The environment dramatically changed towards the end of 2023. The Fund’s systematic model favored a “risk-on” environment throughout 1Q 2024 and much of 2Q 2024 and tactically allocated to higher-yielding credit instruments. At 8/31/2024, the Fund continues to be invested in higher-yielding credit as the Fund’s systematic model continues to favor “risk-on”.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2021)
Founders Class Shares	5.95	1.81
Bloomberg U.S. Universal Total Return Index	7.92	-1.55
Markit CDX.NA.HY 5Y Long Total Return Index	14.59	8.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
Net Assets	$ 21,385,816
Holdings Count | Units	2
Advisory Fees Paid, Amount	$ 96,075
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$21,385,816
Number of Holdings	2
Net Advisory Fee	$96,075
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
First American Treasury Obligations Fund	76.9%
CDX North American High Yield Index Series 42	6.9%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Material Fund Change [Text Block]
This annual shareholder report contains important information about the Optima Strategic Credit Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-866-239-2026.

Updated Prospectus Phone Number	1-866-239-2026
Updated Prospectus Web Address	https://rbbfund.com/additional-fund-information/
SGI U.S. Large Cap Core ETF [Member]
Shareholder Report [Line Items]
Fund Name	SGI US Large Cap Core ETF
Class Name	SGI US Large Cap Core ETF
Trading Symbol	SGLC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI US Large Cap Core ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI US Large Cap Core ETF	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2024, net of fees, the Fund returned 27.67% outperforming its benchmark, the S&P 500 TR Index, which returned 27.14%. The Fund also outperformed its secondary benchmark, the Russell 1000 Total Return Index, which returned 26.60%. Active management meaningfully contributed to outperformance with strong stock selection as the primary reason, but allocation decisions partially offset these gains.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
WHAT WERE THE TOP CONTRIBUTORS AND DETRACTORS?
The most contributing sectors to performance were Information Technology and Financials. Strong stock selection in the Consumer Discretionary sector also benefited relative performance. The most detracting sector was Industrials, which was hurt by both an average underweight allocation and underperforming stock selection. The second worst contributing sector was Energy, but stock selection helped cushion the impact of underperformance from underweight allocation.

Top Contributors
↑	Meta Platforms Inc.
↑	Applied Materials Inc.
↑	United Therapeutics Corp.
↑	American International Group
↑	Qualcomm Inc.

Top Detractors
↓	Broadcom Inc.
↓	Apple Inc.
↓	Micron Technology Inc.
↓	Nvidia Corp.
↓	Eli Lilly & Co.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/30/2023)
SGI US Large Cap Core ETF NAV	27.67	28.61
SGI US Large Cap Core ETF Market	27.72	28.63
S&P 500 Total Return Index	27.14	28.25
Russell 1000 Total Return Index	26.60	27.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 92,291,570
Holdings Count | Units	117
Advisory Fees Paid, Amount	$ 795,489
Investment Company, Portfolio Turnover	225.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$92,291,570
Number of Holdings	117
Net Advisory Fee	$795,489
Portfolio Turnover	225%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Microsoft Corp.	6.2%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc.	4.7%
Apple, Inc.	4.2%
Meta Platforms, Inc.	4.1%
Mastercard, Inc.	3.5%
Allstate Corp., (The)	3.4%
QUALCOMM, Inc.	3.3%
Veeva Systems, Inc.	2.9%

Top Sectors	(% of net assets)
Technology	30.1%
Financial	18.4%
Consumer, Non-cyclical	18.5%
Communications	15.6%
Consumer, Cyclical	7.3%
Industrial	4.4%
Energy	1.2%
Utilities	1.1%
Basic Materials	0.9%
Cash & Other	2.5%

Updated Prospectus Web Address	https://sgiam.com/literature/
SGI Dynamic Tactical ETF [Member]
Shareholder Report [Line Items]
Fund Name	SGI Dynamic Tactical ETF
Class Name	SGI Dynamic Tactical ETF
Trading Symbol	DYTA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Dynamic Tactical ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI Dynamic Tactical ETF	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2024, the Fund delivered a net return of 18.75%, underperforming its benchmark, the S&P 500 Total Return index, which returned 27.14%. On an absolute basis, strategic allocations to the US Large Cap Core, Invesco QQQ Trust, MSCI US Minimum Volatility, and Schwab Dividend Equity Funds contributed 17.67% to the Fund’s performance. Our timing in US Small Cap was mixed—negative in the early part of the year but positive later, resulting in a net contribution of 0.43%. The remaining gains were achieved by effectively managing fixed income duration risk, capitalizing on the reversal in interest rates over the year.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs. The fixed income market saw significant volatility, with the benchmark US 10-Year Treasury rate reaching a peak of 5% before settling below 4%.
The broad-based index may not necessarily reflect an accurate description of the underlying holdings found in the Fund.

Top Contributors
↑	SGI US Large Cap Core
↑	Invesco QQQ Trust
↑	iShares MSCI US Min Vol
↑	Vanguard US Small Cap
↑	Schwab Dividend Equity

Top Detractors
↓	iShares Core S&P Small Cap
↓	SPDR S&P 500 ETF
↓	iShares MSCI US Small Cap
↓	Invesco Opt Yield Divers
↓	SPDR Long Term Treasury

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/29/2023)
SGI Dynamic Tactical ETF NAV	18.75	15.89
SGI Dynamic Tactical ETF Market	18.25	15.79
S&P 500 Total Return Index**	27.14	28.72
Composite Index	21.97	22.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 59,608,737
Holdings Count | Units	8
Advisory Fees Paid, Amount	$ 797,772
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$59,608,737
Number of Holdings	8
Net Advisory Fee	$797,772
Portfolio Turnover	167%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
SGI U.S. Large Cap Core ETF	35.4%
iShares Core U.S. Aggregate Bond ETF	20.3%
iShares MSCI USA Min Vol Factor ETF	10.1%
SGI Enhanced Nasdaq-100 ETF	8.8%
Schwab US Dividend Equity ETF	8.1%
Vanguard Small-Cap ETF	7.1%
iShares Core MSCI EAFE ETF	5.1%
PGIM Ultra Short Bond ETF	4.8%

Top Sectors	(% of net assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class I [Member]
Shareholder Report [Line Items]
Fund Name	SGI U.S. Large Cap Equity Fund
Class Name	Class I
Trading Symbol	SILVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	0.98%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2024, net of fees, the Fund returned 26.51% underperforming its benchmark, the S&P 500 Total Return Index, which returned 27.14%. The Fund significantly outperformed its secondary benchmark, the S&P 500 Low Volatility Index, which returned 19.14%.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
WHAT WERE THE TOP CONTRIBUTORS AND DETRACTORS?
Active management meaningfully contributed to outperformance with strong stock selection as the primary reason. The most contributing sectors to performance were Health Care and Information Technology. Strong stock selection in the Financials and Consumer Discretionary sectors also benefited relative performance. The most detracting sector was Industrials, which was hurt by both an average underweight allocation and underperforming stock selection. The second worst contributing sector was Energy, which was hurt by both an average overweight allocation and underperforming stock selection.

Top Contributors
↑	United Therapeutics Corp.
↑	Progressive Corp.
↑	DR Horton Inc.
↑	GoDaddy Inc. - Class A
↑	Regeneron Pharmaceuticals

Top Detractors
↓	Republic Services Inc.
↓	United Airlines Holdings Inc.
↓	Kellanova
↓	Waste Management Inc.
↓	Berkshire Hathaway Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	26.51	9.51	10.37
S&P 500 Total Return Index**	27.14	15.92	12.98
S&P 500 Low Volatility Index	19.14	7.17	9.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 232,958,382
Holdings Count | Units	93
Advisory Fees Paid, Amount	$ 1,852,151
Investment Company, Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$232,958,382
Number of Holdings	93
Net Advisory Fee	$1,852,151
Portfolio Turnover	194%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
United Therapeutics Corp.	3.9%
Progressive Corp.	3.9%
Everest Group Ltd.	3.6%
Automatic Data Processing, Inc.	3.3%
Colgate-Palmolive Co.	3.3%
Owens Corning	3.2%
Elevance Health, Inc.	3.1%
Regeneron Pharmaceuticals, Inc.	3.1%
Alphabet, Inc.	3.1%
Cardinal Health, Inc.	2.7%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	33.4%
Financial	17.4%
Industrial	11.6%
Communications	11.5%
Consumer, Cyclical	8.1%
Technology	7.7%
Utilities	3.9%
Energy	3.0%
Basic Materials	1.6%
Cash & Other	1.8%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class A [Member]
Shareholder Report [Line Items]
Fund Name	SGI U.S. Large Cap Equity Fund
Class Name	Class A
Trading Symbol	LVOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.22%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2024, net of fees, the Fund returned 26.19% underperforming its benchmark, the S&P 500 Total Return Index, which returned 27.14%. The Fund significantly outperformed its secondary benchmark, the S&P 500 Low Volatility Index, which returned 19.14%.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
WHAT WERE THE TOP CONTRIBUTORS AND DETRACTORS?
Active management meaningfully contributed to outperformance with strong stock selection as the primary reason. The most contributing sectors to performance were Health Care and Information Technology. Strong stock selection in the Financials and Consumer Discretionary sectors also benefited relative performance. The most detracting sector was Industrials, which was hurt by both an average underweight allocation and underperforming stock selection. The second worst contributing sector was Energy, which was hurt by both an average overweight allocation and underperforming stock selection.

Top Contributors
↑	United Therapeutics Corp.
↑	Progressive Corp.
↑	DR Horton Inc.
↑	GoDaddy Inc. - Class A
↑	Regeneron Pharmaceuticals

Top Detractors
↓	Republic Services Inc.
↓	United Airlines Holdings Inc.
↓	Kellanova
↓	Waste Management Inc.
↓	Berkshire Hathaway Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/29/2015)
Class A (without sales charge)	26.19	9.23	10.14
Class A (with sales charge)	19.56	8.07	9.48
S&P 500 Total Return Index**	27.14	15.92	13.95
S&P 500 Low Volatility Index	19.14	7.17	9.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 232,958,382
Holdings Count | Units	93
Advisory Fees Paid, Amount	$ 1,852,151
Investment Company, Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$232,958,382
Number of Holdings	93
Net Advisory Fee	$1,852,151
Portfolio Turnover	194%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
United Therapeutics Corp.	3.9%
Progressive Corp.	3.9%
Everest Group Ltd.	3.6%
Automatic Data Processing, Inc.	3.3%
Colgate-Palmolive Co.	3.3%
Owens Corning	3.2%
Elevance Health, Inc.	3.1%
Regeneron Pharmaceuticals, Inc.	3.1%
Alphabet, Inc.	3.1%
Cardinal Health, Inc.	2.7%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	33.4%
Financial	17.4%
Industrial	11.6%
Communications	11.5%
Consumer, Cyclical	8.1%
Technology	7.7%
Utilities	3.9%
Energy	3.0%
Basic Materials	1.6%
Cash & Other	1.8%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class C [Member]
Shareholder Report [Line Items]
Fund Name	SGI U.S. Large Cap Equity Fund
Class Name	Class C
Trading Symbol	SGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$222	1.97%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2024, net of fees, the Fund returned 25.23% underperforming its benchmark, the S&P 500 Total Return Index, which returned 27.14%. The Fund significantly outperformed its secondary benchmark, the S&P 500 Low Volatility Index, which returned 19.14%.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
WHAT WERE THE TOP CONTRIBUTORS AND DETRACTORS?
Active management meaningfully contributed to outperformance with strong stock selection as the primary reason. The most contributing sectors to performance were Health Care and Information Technology. Strong stock selection in the Financials and Consumer Discretionary sectors also benefited relative performance. The most detracting sector was Industrials, which was hurt by both an average underweight allocation and underperforming stock selection. The second worst contributing sector was Energy, which was hurt by both an average overweight allocation and underperforming stock selection.

Top Contributors
↑	United Therapeutics Corp.
↑	Progressive Corp.
↑	DR Horton Inc.
↑	GoDaddy Inc. - Class A
↑	Regeneron Pharmaceuticals

Top Detractors
↓	Republic Services Inc.
↓	United Airlines Holdings Inc.
↓	Kellanova
↓	Waste Management Inc.
↓	Berkshire Hathaway Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2015)
Class C (without sales charge)	25.23	8.52	9.68
S&P 500 Total Return Index**	27.14	15.92	14.48
S&P 500 Low Volatility Index	19.14	7.17	9.93

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 232,958,382
Holdings Count | Units	93
Advisory Fees Paid, Amount	$ 1,852,151
Investment Company, Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$232,958,382
Number of Holdings	93
Net Advisory Fee	$1,852,151
Portfolio Turnover	194%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
United Therapeutics Corp.	3.9%
Progressive Corp.	3.9%
Everest Group Ltd.	3.6%
Automatic Data Processing, Inc.	3.3%
Colgate-Palmolive Co.	3.3%
Owens Corning	3.2%
Elevance Health, Inc.	3.1%
Regeneron Pharmaceuticals, Inc.	3.1%
Alphabet, Inc.	3.1%
Cardinal Health, Inc.	2.7%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	33.4%
Financial	17.4%
Industrial	11.6%
Communications	11.5%
Consumer, Cyclical	8.1%
Technology	7.7%
Utilities	3.9%
Energy	3.0%
Basic Materials	1.6%
Cash & Other	1.8%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	SGI Global Equity Fund
Class Name	Class I
Trading Symbol	SGLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Global Equity Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.84%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2024, net of fees, the Fund returned 19.84% underperforming its benchmark, the S&P 500 Broad Market Index, which returned 22.97%.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
WHAT WERE THE TOP CONTRIBUTORS AND DETRACTORS?
Active management meaningfully contributed to performance with strong stock selection as the primary reason. The most contributing sectors to performance were Consumer Staples and Financials. Strong stock selection in the Health Care and Industrials sectors also benefited relative performance. The most detracting sector was Consumer Discretionary, which was hurt by both an average overweight allocation and underperforming stock selection. The second worst contributing sector was Energy, which was hurt by both an average underweight allocation and underperforming stock selection.

Top Contributors
↑	Commvault Systems Inc.
↑	Enova International Inc.
↑	M/I Homes Inc.
↑	Eagle Materials Inc.
↑	Matson Inc.

Top Detractors
↓	Incyte Corp.
↓	Waste Management Inc.
↓	Motorola Solutions Inc.
↓	Republic Services Inc.
↓	Eli Lilly & Co.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	19.84	7.23	7.10
S&P Global Broad Market Index**	22.97	12.08	8.95
MSCI ACWI Net Total Return Index (USD)	23.44	12.14	8.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 108,187,210
Holdings Count | Units	94
Advisory Fees Paid, Amount	$ 646,296
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$108,187,210
Number of Holdings	94
Net Advisory Fee	$646,296
Portfolio Turnover	102%
30-Day SEC Yield	1.23%
30-Day SEC Yield Unsubsidized	0.90%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Progressive Corp.	3.9%
Colgate-Palmolive Co.	3.7%
Takeda Pharmaceutical Co. Ltd.	3.3%
Rio Tinto PLC	2.8%
Coca-Cola Co.	2.7%
United Therapeutics Corp.	2.7%
Microsoft Corp.	2.6%
Kroger Co., (The)	2.6%
Lockheed Martin Corp.	2.3%
McKesson Corp.	2.2%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	36.4%
Financial	19.3%
Communications	9.7%
Industrial	9.2%
Technology	7.7%
Consumer, Cyclical	7.2%
Basic Materials	3.2%
Utilities	2.5%
Energy	1.8%
Cash & Other	3.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	SGI Small Cap Core Fund
Class Name	Class I
Trading Symbol	BOGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Small Cap Core Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$134	1.23%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2024, net of fees, the Fund returned 17.38% underperforming its benchmark, Russell 3000 Index, which returned 26.14%. The Fund also slightly underperformed its secondary benchmark, Russell 2000 Index, which returned 18.47%.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
WHAT WERE THE TOP CONTRIBUTORS AND DETRACTORS?
The sector contributing the most to performance was Consumer Discretionary sector, with strong stock selection benefiting relative performance. However, the biggest detractor was the Information Technology sector, where both an average underweight allocation and underperforming stock selection negatively impacted performance. The second largest detractor was the Materials sector, which also suffered from an average overweight allocation and underperforming stock selection.
The broad-based index may not necessarily reflect an accurate description of the underlying holdings found in the Fund.

Top Contributors
↑	Commvault Systems Inc.
↑	Enova International Inc.
↑	M/I Homes Inc.
↑	Eagle Materials Inc.
↑	Matson Inc.

Top Detractors
↓	Super Micro Computer Inc.
↓	Par Pacific Holdings Inc.
↓	Omnicell Inc.
↓	Titan Machinery Inc.
↓	Allegiant Travel Co.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	17.38	12.76	7.71
Russell 3000 Index**	26.14	15.19	12.36
Russell 2000 Index	18.47	9.68	8.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 124,720,143
Holdings Count | Units	190
Advisory Fees Paid, Amount	$ 1,092,436
Investment Company, Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$124,720,143
Number of Holdings	190
Net Advisory Fee	$1,092,436
Portfolio Turnover	211%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
OFG Bancorp	1.2%
Catalyst Pharmaceuticals Partners, Inc.	1.2%
Sylvamo Corp.	1.2%
NMI Holdings, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Pilgrim’s Pride Corp.	1.2%
Mueller Water Products, Inc.	1.2%
Korn/Ferry International	1.2%
Taylor Morrison Home Corp.	1.2%
Essent Group Ltd.	1.2%

Top Sectors	(% of net assets)
Financial	21.9%
Industrial	21.5%
Consumer, Non-cyclical	20.3%
Consumer, Cyclical	18.1%
Technology	7.3%
Energy	2.7%
Utilities	2.7%
Basic Materials	2.2%
Communications	1.1%
Cash & Other	2.2%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	SGI Peak Growth Fund
Class Name	Class I
Trading Symbol	SGPKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Peak Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$143	1.30%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2024, net of fees, the Fund returned 19.25% underperforming its benchmark, the S&P 500 Total Return Index, which returned 27.14%. On an absolute basis, strategic allocations to SGI US Large Cap Equity Fund, SGI Global Equity Fund, SGI Small Cap Core Fund, and SGI US Large Cap Core ETF contributed 17.19% to the Fund’s performance.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
WHAT WERE THE TOP CONTRIBUTORS AND DETRACTORS?
Overweight exposure to equities and underweight exposure to fixed income benefited performance the most. Factors that contributed least to relative performance were exposure to non-US, emerging markets, and small cap stocks.

Top Contributors
↑	SGI US Large Cap Equity
↑	SGI Global Equity Fund
↑	SGI Small Cap Core Fund
↑	SGI US Large Cap Core ETF
↑	SGI Dynamic Tactical ETF

Top Detractors
↓	US Dollar Cash Holdings
↓	SGI Enhanced Core ETF
↓	iShares Core MSCI Emerging
↓	iShares Core MSCI EAFE ETF
↓	SGI Small Cap Equity Fund

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/08/2020)
Class I (without sales charge)	19.25	8.53
S&P 500 Total Return Index	27.14	15.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 28,007,183
Holdings Count | Units	7
Advisory Fees Paid, Amount	$ 175,697
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$28,007,183
Number of Holdings	7
Net Advisory Fee	$175,697
Portfolio Turnover	44%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
SGI U.S. Large Cap Equity Fund	29.5%
SGI Small Cap Core Fund	17.3%
SGI Enhanced Global Income ETF	14.8%
SGI Global Equity Fund	14.1%
SGI U.S. Large Cap Core ETF	12.9%
SGI Dynamic Tactical ETF	9.7%
SGI Enhanced Core ETF	1.0%

Top Sectors	(% of net assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	SGI Prudent Growth Fund
Class Name	Class I
Trading Symbol	SGPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Prudent Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$142	1.31%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2024, net of fees, the Fund returned 16.62% underperforming its benchmark, the S&P 500 Total Return Index, which returned 27.14%. On an absolute basis, strategic allocations to SGI US Large Cap Equity Fund, SGI Global Equity Fund, SGI Large Cap Core ETF, and SGI Dynamic Tactical ETF contributed 13.47% to the fund’s performance.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
WHAT WERE THE TOP CONTRIBUTORS AND DETRACTORS?
Overweight exposure to equities and underweight exposure to fixed income benefited performance the most. Factors that contributed least to relative performance were exposure to bond funds, and small cap stocks.
The broad-based index may not necessarily reflect an accurate description of the underlying holdings found in the Fund.

Top Contributors
↑	SGI US Large Cap Equity Fund
↑	SGI Global Equity Fund
↑	SGI US Large Cap Core ETF
↑	SGI Dynamic Tactical ETF
↑	SGI Small Cap Core Fund

Top Detractors
↓	US Dollar Cash Holdings
↓	PGIM Ultra Short Bond ETF
↓	iShares IBOXX High Yield ETF
↓	iShares 20+ Year Treasury
↓	SGI US Small Cap Equity Fund

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/08/2020)
Class I (without sales charge)	16.62	5.84
S&P 500 Total Return Index	27.14	15.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 26,929,138
Holdings Count | Units	10
Advisory Fees Paid, Amount	$ 179,498
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$26,929,138
Number of Holdings	10
Net Advisory Fee	$179,498
Portfolio Turnover	61%
30-Day SEC Yield	0.48%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
SGI U.S. Large Cap Equity Fund	30.3%
iShares Core U.S. Aggregate Bond ETF	9.4%
SGI Enhanced Global Income ETF	9.0%
SGI Global Equity Fund	8.9%
SGI U.S. Large Cap Core ETF	8.9%
SGI Enhanced Core ETF	8.5%
SGI Small Cap Core Fund	8.0%
SGI Dynamic Tactical ETF	4.9%
iShares iBoxx $ High Yield Corporate Bond ETF	4.8%
iShares 20+ Year Treasury Bond ETF	4.7%

Top Sectors	(% of net assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
SGI Enhanced Core ETF [Member]
Shareholder Report [Line Items]
Fund Name	SGI Enhanced Core ETF
Class Name	SGI Enhanced Core ETF
Trading Symbol	USDX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Enhanced Core ETF (the “Fund”) for the period of February 28, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI Enhanced Core ETF	$51*	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception, February 28, 2024, to the end of the fiscal year, August 31, 2024, net of fees, the Fund returned 4.10% slightly underperforming its benchmark, the S&P U.S. Aggregate Bond Index, which returned 4.84%. The Fund’s total gross return was 4.59%, which is composed of money market yield and options return. Of the 4.59% gross return, 2.03% can be attributed to the options yield, and the remaining 2.56% can be attributed to the money market yield.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
The broad-based index may not necessarily reflect an accurate description of the underlying holdings found in the Fund.

Top Contributors
↑	Money Market Yield
↑	Options Yield

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/28/2024)
SGI Enhanced Core ETF NAV	4.10
SGI Enhanced Core ETF Market	4.11
S&P U.S. Aggregate Bond Index**	4.84
S&P 500 Total Return Index	12.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 129,257,035
Holdings Count | Units	14
Advisory Fees Paid, Amount	$ 405,684
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$129,257,035
Number of Holdings	14
Net Advisory Fee	$405,684
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Vanguard Treasury Money Market Fund	18.9%
Vanguard Federal Money Market Fund	18.9%
PIMCO Government Money Market Fund	16.6%
Fidelity Government Cash Reserves	16.6%
First American Government Obligations Fund	2.0%
T Rowe Price US Treasury Money Fund, Inc.	0.0%
JPMorgan Liquid Assets Money Market Fund	0.0%
S&P 500 Index	0.0%

Top Sectors	(% of net assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
SGI Enhanced Global Income ETF [Member]
Shareholder Report [Line Items]
Fund Name	SGI Enhanced Global Income ETF
Class Name	SGI Enhanced Global Income ETF
Trading Symbol	GINX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Enhanced Global Income ETF (the “Fund”) for the period of February 28, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI Enhanced Global Income ETF	$60[1]	1.14%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception, February 28, 2024, to the end of the fiscal year, August 31, 2024, net of fees, the Fund returned 8.01% underperforming its benchmark, the S&P Global Broad Market Index, which returned 10.89%. The Fund’s total gross return was 8.32%, which is composed of equities return and options return. Of the 8.32% gross return, 1.11% can be attributed to the options yield, and the remaining 7.21% can be attributed to the equities return.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
WHAT WERE THE TOP CONTRIBUTORS AND DETRACTORS?
Stock selection and sector allocations both detracted from relative performance during the period. Strong stock selection in the Consumer Discretionary and Financials sectors contributed the most to relative returns. Communication Services was the largest detracting sector affected by weak stock selection. A significant underweight exposure to the Information Technology sector further impacted performance negatively. A significant overweight exposure to the Energy sector also hurt relative performance.

Top Contributors
↑	Shinhan Financial Group - ADR
↑	Unitedhealth Group Inc.
↑	Infosys Ltd-SP ADR
↑	Novo-Nordisk A/S-Spons ADR
↑	TJX Companies Inc.

Top Detractors
↓	Nvidia Corp.
↓	Telkom Indonesia Persero - ADR
↓	TIM SA-ADR
↓	Coca-Cola Femsa SAB-SP ADR
↓	Micron Technology Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/28/2024)
SGI Enhanced Global Income ETF NAV	8.01
SGI Enhanced Global Income ETF Market	7.69
S&P Global Broad Market Index**	10.89
S&P 500 Total Return Index	12.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 68,238,628
Holdings Count | Units	85
Advisory Fees Paid, Amount	$ 261,368
Investment Company, Portfolio Turnover	158.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$68,238,628
Number of Holdings	85
Net Advisory Fee	$261,368
Portfolio Turnover	158%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Eli Lilly & Co.	3.9%
Meta Platforms, Inc.	3.9%
Apple, Inc.	3.7%
Rio Tinto PLC	3.3%
Novo Nordisk AS	3.2%
Alphabet, Inc.	3.1%
Equinor ASA	2.9%
Microsoft Corp.	2.8%
Bancolombia SA	2.6%
Shinhan Financial Group Co. Ltd.	2.4%

Top Sectors	(% of net assets)
Financial	19.7%
Technology	19.0%
Consumer, Non-cyclical	15.8%
Communications	15.0%
Industrial	9.2%
Energy	7.8%
Consumer, Cyclical	4.8%
Utilities	3.4%
Basic Materials	3.3%
Cash & Other	2.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
SGI Enhanced Nasdaq-100 ETF [Member]
Shareholder Report [Line Items]
Fund Name	SGI Enhanced Nasdaq-100 ETF
Class Name	SGI Enhanced Nasdaq-100 ETF
Trading Symbol	QXQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SGI Enhanced Nasdaq-100 ETF (the “Fund”) for the period of June 13, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI Enhanced Nasdaq-100 ETF	$26*	1.18%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception, June 13, 2024, to the end of the fiscal year, August 31, 2024, net of fees, the Fund returned 1.70% underperforming its benchmark, the S&P 500 Total Return Index. The Fund outperformed its secondary benchmark, the Nasdaq-100 Index, which returned 0.15%. The Fund’s total gross return was 1.88%, which is composed of futures return and options return. Of the 1.88% gross return, 0.81% can be attributed to the options yield, and the remaining 1.07% can be attributed to the futures return.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
The broad-based index may not necessarily reflect an accurate description of the underlying holdings found in the Fund.

Top Contributors
↑	Futures Returns
↑	Options Yield

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/13/2024)
SGI Enhanced Nasdaq-100 ETF NAV	1.70
SGI Enhanced Nasdaq-100 ETF Market	1.76
S&P 500 Total Return Index	4.25
NASDAQ 100 Index	0.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 10,553,512
Holdings Count | Units	5
Advisory Fees Paid, Amount	$ 15,052
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$10,553,512
Number of Holdings	5
Net Advisory Fee	$15,052
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
First American Government Obligations Fund	4.7%
S&P 500 Index	0.0%
Micro E-Mini Nasdaq 100 Future Sept 2024	0.0%
Nasdaq 100 Index	-0.9%

Top Sectors	(% of net assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
US Treasury 3 Month Bill ETF [Member]
Shareholder Report [Line Items]
Fund Name	US Treasury 3 Month Bill ETF
Class Name	US Treasury 3 Month Bill ETF
Trading Symbol	TBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the US Treasury 3 Month Bill ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/tbil/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/tbil/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 3 Month Bill ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA US 3-Month Treasury Bill Index (the “Index”). The Fund delivered competitive returns for the year, with 5.37% compared to the Index’s 5.51%. Dividends represented the majority of the returns, with the price only improving by 0.28% for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/08/2022)
US Treasury 3 Month Bill ETF NAV	5.37	4.83
US Treasury 3 Month Bill ETF Market	5.27	4.82
ICE US Treasury Core Bond Index	6.01	0.82
ICE BofA 3 Month Treasury Bill	5.51	4.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/tbil/ for more recent performance information.
Net Assets	$ 4,104,507,086
Holdings Count | Units	2
Advisory Fees Paid, Amount	$ 4,625,006
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$4,104,507,086
Number of Holdings	2
Net Advisory Fee	$4,625,006
Portfolio Turnover	0%
30-Day SEC Yield	4.77%
30-Day SEC Yield Unsubsidized	4.77%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/tbil/
US Treasury 6 Month Bill ETF [Member]
Shareholder Report [Line Items]
Fund Name	US Treasury 6 Month Bill ETF
Class Name	US Treasury 6 Month Bill ETF
Trading Symbol	XBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the US Treasury 6 Month Bill ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/xbil/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/xbil/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 6 Month Bill ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA US 6-Month Treasury Bill Index (the “Index”). The Fund delivered competitive returns for the year, with 5.48% compared to the Index’s 5.66%. Dividends represented the majority of the return, with the price only improving by 0.44% for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/07/2023)
US Treasury 6 Month Bill ETF NAV	5.48	5.28
US Treasury 6 Month Bill ETF Market	5.41	5.28
ICE US Treasury Core Bond Index	6.01	4.65
ICE BofA 6-Month US Treasury Bill Total Return Index	5.66	5.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/xbil/ for more recent performance information.
Net Assets	$ 598,493,825
Holdings Count | Units	2
Advisory Fees Paid, Amount	$ 800,012
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$598,493,825
Number of Holdings	2
Net Advisory Fee	$800,012
Portfolio Turnover	0%
30-Day SEC Yield	4.54%
30-Day SEC Yield Unsubsidized	4.54%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/xbil/
US Treasury 12 Month Bill ETF [Member]
Shareholder Report [Line Items]
Fund Name	US Treasury 12 Month Bill ETF
Class Name	US Treasury 12 Month Bill ETF
Trading Symbol	OBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the US Treasury 12 Month Bill ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/obil/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/obil/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 12 Month Bill ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA US 1-Year Treasury Bill Index (the “Index”). The Fund delivered competitive returns for the year, with 5.58% compared to the Index’s 5.61%. Dividends represented the majority of the returns, with the price only improving by 0.79% for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/15/2022)
US Treasury 12 Month Bill ETF NAV	5.58	4.79
US Treasury 12 Month Bill ETF Market	5.54	4.80
ICE US Treasury Core Bond Index	6.01	4.30
ICE BofA US 1-Year Treasury Bill Total Return Index	5.61	4.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/obil/ for more recent performance information.
Net Assets	$ 237,097,582
Holdings Count | Units	2
Advisory Fees Paid, Amount	$ 310,472
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$237,097,582
Number of Holdings	2
Net Advisory Fee	$310,472
Portfolio Turnover	0%
30-Day SEC Yield	4.29%
30-Day SEC Yield Unsubsidized	4.29%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/obil/
US Treasury 2 Year Note ETF [Member]
Shareholder Report [Line Items]
Fund Name	US Treasury 2 Year Note ETF
Class Name	US Treasury 2 Year Note ETF
Trading Symbol	UTWO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the US Treasury 2 Year Note ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/utwo/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/utwo/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 2 Year Note ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 2-Year US Treasury Index (the “Index”). The Fund delivered competitive returns for the year, with 5.54% compared to the Index’s 5.56%. Dividends represented the majority of the return, with the price only improving by 1.20% for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
US Treasury 2 Year Note ETF NAV	5.54	2.74
US Treasury 2 Year Note ETF Market	5.51	2.75
ICE US Treasury Core Bond Index	6.01	0.82
ICE BofA U.S. Treasury Current 2 Yr TR	5.56	2.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/utwo/ for more recent performance information.
Net Assets	$ 452,474,166
Holdings Count | Units	1
Advisory Fees Paid, Amount	$ 545,743
Investment Company, Portfolio Turnover	10.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$452,474,166
Number of Holdings	1
Net Advisory Fee	$545,743
Portfolio Turnover	1091%
30-Day SEC Yield	3.86%
30-Day SEC Yield Unsubsidized	3.86%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.6%

Top Sectors	(% of Net Assets)
Government	99.6%
Cash & Other	0.4%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/utwo/
US Treasury 3 Year Note ETF [Member]
Shareholder Report [Line Items]
Fund Name	US Treasury 3 Year Note ETF
Class Name	US Treasury 3 Year Note ETF
Trading Symbol	UTRE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the US Treasury 3 Year Note ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/utre/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/utre/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 3 Year Note ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 3-Year US Treasury Index (the “Index”). The Fund delivered competitive returns for the year, with 5.82% compared to the Index’s 5.93%. Dividends represented the majority of the return, with the price only improving by 1.81% for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/28/2023)
US Treasury 3 Year Note ETF NAV	5.82	3.56
US Treasury 3 Year Note ETF Market	5.78	3.56
ICE US Treasury Core Bond Index	6.01	2.82
ICE BofA Current 3-Year US Treasury Total Return Index	5.93	3.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/utre/ for more recent performance information.
Net Assets	$ 7,454,545
Holdings Count | Units	1
Advisory Fees Paid, Amount	$ 8,651
Investment Company, Portfolio Turnover	905.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$7,454,545
Number of Holdings	1
Net Advisory Fee	$8,651
Portfolio Turnover	905%
30-Day SEC Yield	3.55%
30-Day SEC Yield Unsubsidized	3.55%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/utre/
US Treasury 5 Year Note ETF [Member]
Shareholder Report [Line Items]
Fund Name	US Treasury 5 Year Note ETF
Class Name	US Treasury 5 Year Note ETF
Trading Symbol	UFIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the US Treasury 5 Year Note ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/ufiv/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/ufiv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 5 Year Note ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 5-Year US Treasury Index (the “Index”). The Fund delivered competitive returns for the year, with 6.06% compared to the Index’s 6.20%. Dividends represented the majority of the return, with the price only improving by 2.21% for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/28/2023)
US Treasury 5 Year Note ETF NAV	6.06	2.97
US Treasury 5 Year Note ETF Market	5.97	2.95
ICE US Treasury Core Bond Index	6.01	2.82
ICE BofA Current 5-Year US Treasury Total Return Index	6.20	3.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/ufiv/ for more recent performance information.
Net Assets	$ 24,208,442
Holdings Count | Units	1
Advisory Fees Paid, Amount	$ 21,494
Investment Company, Portfolio Turnover	10.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$24,208,442
Number of Holdings	1
Net Advisory Fee	$21,494
Portfolio Turnover	1036%
30-Day SEC Yield	3.35%
30-Day SEC Yield Unsubsidized	3.35%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.6%

Top Sectors	(% of Net Assets)
Government	99.6%
Cash & Other	0.4%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/ufiv/
US Treasury 7 Year Note ETF [Member]
Shareholder Report [Line Items]
Fund Name	US Treasury 7 Year Note ETF
Class Name	US Treasury 7 Year Note ETF
Trading Symbol	USVN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the US Treasury 7 Year Note ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/usvn/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/usvn/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 7 Year Note ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 7-Year US Treasury Index (the “Index”). The Fund performed well for the year, returning 6.15% versus the Index at 6.06%. Dividends represented the majority of the returns, with the price only improving by 2.52% for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/28/2023)
US Treasury 7 Year Note ETF NAV	6.15	2.37
US Treasury 7 Year Note ETF Market	6.11	2.37
ICE US Treasury Core Bond Index	6.01	2.82
ICE BofA Current 7-Year US Treasury Total Return Index	6.06	2.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/usvn/ for more recent performance information.
Net Assets	$ 5,391,694
Holdings Count | Units	1
Advisory Fees Paid, Amount	$ 6,540
Investment Company, Portfolio Turnover	10.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$5,391,694
Number of Holdings	1
Net Advisory Fee	$6,540
Portfolio Turnover	1064%
30-Day SEC Yield	3.42%
30-Day SEC Yield Unsubsidized	3.42%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.5%

Top Sectors	(% of Net Assets)
Government	99.5%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/usvn/
US Treasury 10 Year Note ETF [Member]
Shareholder Report [Line Items]
Fund Name	US Treasury 10 Year Note ETF
Class Name	US Treasury 10 Year Note ETF
Trading Symbol	UTEN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the US Treasury 10 Year Note ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/uten/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/uten/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 10 Year Note ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 10-Year US Treasury Index (the “Index”). The Fund delivered competitive returns for the year, with 5.15% compared to the Index’s 5.26%. Dividends represented the majority of the return, with the price only improving by 2.02% for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
US Treasury 10 Year Note ETF NAV	5.15	-1.45
US Treasury 10 Year Note ETF Market	5.12	-1.43
ICE US Treasury Core Bond Index	6.01	0.82
ICE BofA Current 10-Year US Treasury Total Return Index	5.26	-1.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/uten/ for more recent performance information.
Net Assets	$ 156,974,726
Holdings Count | Units	1
Advisory Fees Paid, Amount	$ 168,751
Investment Company, Portfolio Turnover	317.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$156,974,726
Number of Holdings	1
Net Advisory Fee	$168,751
Portfolio Turnover	317%
30-Day SEC Yield	3.64%
30-Day SEC Yield Unsubsidized	3.64%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/uten/
US Treasury 20 Year Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	US Treasury 20 Year Bond ETF
Class Name	US Treasury 20 Year Bond ETF
Trading Symbol	UTWY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the US Treasury 20 Year Bond ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/utwy/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/utwy/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 20 Year Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 20-Year US Treasury Index (the “Index”). The Fund delivered competitive returns for the year, with 4.47% compared to the Index’s 4.53%. Dividends represented the majority of the return, with the price only improving by 1.38% for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/28/2023)
US Treasury 20 Year Bond ETF NAV	4.47	-0.60
US Treasury 20 Year Bond ETF Market	4.39	-0.61
ICE US Treasury Core Bond Index	6.01	2.82
ICE BofA Current 20-Year US Treasury Total Return Index	4.53	-0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/utwy/ for more recent performance information.
Net Assets	$ 26,249,570
Holdings Count | Units	2
Advisory Fees Paid, Amount	$ 20,746
Investment Company, Portfolio Turnover	344.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$26,249,570
Number of Holdings	2
Net Advisory Fee	$20,746
Portfolio Turnover	344%
30-Day SEC Yield	3.88%
30-Day SEC Yield Unsubsidized	3.88%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.7%
United States Treasury Bill	0.3%

Top Sectors	(% of Net Assets)
Government	99.7%
Cash & Other	0.3%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/utwy/
US Treasury 30 Year Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	US Treasury 30 Year Bond ETF
Class Name	US Treasury 30 Year Bond ETF
Trading Symbol	UTHY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the US Treasury 30 Year Bond ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/uthy/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/uthy/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 30 Year Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 30-Year US Treasury Index (the “Index”). The Fund performed well for the year, returning 3.59% versus the Index at 3.53%. Dividends represented the majority of the return, with the price only improving by 1.18% for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/28/2023)
US Treasury 30 Year Bond ETF NAV	3.59	-1.97
US Treasury 30 Year Bond ETF Market	3.61	-1.92
ICE US Treasury Core Bond Index	6.01	2.82
ICE BofA Current 30-Year US Treasury Total Return Index	3.53	-1.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/uthy/ for more recent performance information.
Net Assets	$ 17,954,668
Holdings Count | Units	2
Advisory Fees Paid, Amount	$ 20,561
Investment Company, Portfolio Turnover	286.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$17,954,668
Number of Holdings	2
Net Advisory Fee	$20,561
Portfolio Turnover	286%
30-Day SEC Yield	3.95%
30-Day SEC Yield Unsubsidized	3.95%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.4%
United States Treasury Bill	0.4%

Top Sectors	(% of Net Assets)
Government	99.4%
Cash & Other	0.6%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/uthy/
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member]
Shareholder Report [Line Items]
Fund Name	F/m 2-Year Investment Grade Corporate Bond ETF
Class Name	F/m 2-Year Investment Grade Corporate Bond ETF
Trading Symbol	ZTWO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m 2-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from January 10, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/etfs/us-credit-series/ztwo/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/etfs/us-credit-series/ztwo/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m 2-Year Investment Grade Corporate Bond ETF	$10*	0.15%
* Amount shown reflects the expenses of the Fund from inception date through 8/31/24. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From the Fund inception date (January 10, 2024) to August 31, 2024, returns for the Fund closely tracked its expense-free target index.
The Fund seeks to track the investments of an index composed of U.S. dollar denominated, investment-grade corporate bonds, as represented by the ICE 2-Year US Target Maturity Corporate Index (the “2-Year Corporate Index”). The Fund invests in a representative sampling of securities included in the 2-Year Corporate Index that collectively has an investment profile similar to that of the 2-Year Corporate Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the 2-Year Corporate Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/10/2024)
F/m 2-Year Investment Grade Corporate Bond ETF NAV	3.96
F/m 2-Year Investment Grade Corporate Bond ETF Market	4.09
ICE BofA US Corporate Index	4.76
ICE 2-Year US Target Maturity Corporate Index	4.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/etfs/us-credit-series/ztwo/ for more recent performance information.
Net Assets	$ 10,125,460
Holdings Count | Units	395
Advisory Fees Paid, Amount	$ 9,200
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$10,125,460
Number of Holdings	395
Net Advisory Fee	$9,200
Portfolio Turnover	110%
30-Day SEC Yield	4.67%
30-Day SEC Yield Unsubsidized	4.67%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Howmet Aerospace, Inc.	0.3%
Cisco Systems, Inc.	0.3%
BHP Billiton Finance USA Ltd.	0.3%
National Rural Utilities Cooperative Finance Corp.	0.3%
Texas Instruments, Inc.	0.3%
Vistra Operations Co. LLC	0.3%
Crown Castle, Inc.	0.3%
Starbucks Corp.	0.3%
Philip Morris International, Inc.	0.3%
John Deere Capital Corp.	0.3%

Top Sectors	(% of Net Assets)
Financials	32.1%
Industrials	9.5%
Technology	8.8%
Utilities	8.5%
Consumer Discretionary	7.9%
Consumer Staples	7.3%
Energy	7.2%
Health Care	6.7%
Materials	6.5%
Cash & Other	5.5%

Updated Prospectus Web Address	https://www.fminvest.com/etfs/us-credit-series/ztwo/
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member]
Shareholder Report [Line Items]
Fund Name	F/m 3-Year Investment Grade Corporate Bond ETF
Class Name	F/m 3-Year Investment Grade Corporate Bond ETF
Trading Symbol	ZTRE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m 3-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from January 10, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/etfs/us-credit-series/ztre/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/etfs/us-credit-series/ztre/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m 3-Year Investment Grade Corporate Bond ETF	$10*	0.15%
* Amount shown reflects the expenses of the Fund from inception date through 8/31/24. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From the Fund inception date (January 10, 2024) to August 31, 2024, returns for the Fund closely tracked its expense-free target index.
The Fund seeks to track the investments of an index composed of U.S. dollar denominated, investment-grade corporate bonds, as represented by the ICE 3-Year US Target Maturity Corporate Index (the “3-Year Corporate Index”). The Fund invests in a representative sampling of securities included in the 3-Year Corporate Index that collectively has an investment profile similar to that of the 3-Year Corporate Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the 3-Year Corporate Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/10/2024)
F/m 3-Year Investment Grade Corporate Bond ETF NAV	4.41
F/m 3-Year Investment Grade Corporate Bond ETF Market	4.55
ICE BofA US Corporate Index	4.76
ICE 3-Year US Target Maturity Corporate Index	4.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/etfs/us-credit-series/ztre/ for more recent performance information.
Net Assets	$ 22,377,312
Holdings Count | Units	401
Advisory Fees Paid, Amount	$ 16,566
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$22,377,312
Number of Holdings	401
Net Advisory Fee	$16,566
Portfolio Turnover	86%
30-Day SEC Yield	4.50%
30-Day SEC Yield Unsubsidized	4.50%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	0.4%
APA Infrastructure Ltd.	0.3%
Goldman Sachs BDC, Inc.	0.3%
Tapestry, Inc.	0.3%
Jefferies Financial Group, Inc.	0.3%
JPMorgan Chase & Co.	0.3%
Jabil, Inc.	0.3%
Nokia Oyj	0.3%
Santander Holdings USA, Inc.	0.3%
ONEOK, Inc.	0.3%

Top Sectors	(% of Net Assets)
Financials	28.9%
Industrials	9.7%
Energy	9.4%
Consumer Discretionary	8.8%
Utilities	8.5%
Health Care	8.4%
Consumer Staples	8.0%
Technology	7.4%
Materials	6.7%
Cash & Other	4.2%

Updated Prospectus Web Address	https://www.fminvest.com/etfs/us-credit-series/ztre/
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member]
Shareholder Report [Line Items]
Fund Name	F/m 10-Year Investment Grade Corporate Bond ETF
Class Name	F/m 10-Year Investment Grade Corporate Bond ETF
Trading Symbol	ZTEN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m 10-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from January 10, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/etfs/us-credit-series/zten/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/etfs/us-credit-series/zten/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m 10-Year Investment Grade Corporate Bond ETF	$10*	0.15%
* Amount shown reflects the expenses of the Fund from inception date through 8/31/24. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From the Fund inception date (January 10, 2024) to August 31, 2024, returns for the Fund closely tracked its expense-free target index.
The Fund seeks to track the investments of an index composed of U.S. dollar denominated, investment-grade corporate bonds, as represented by the ICE 10-Year US Target Maturity Corporate Index (the “10-Year Corporate Index”). The Fund invests in a representative sampling of securities included in the 10-Year Corporate Index that collectively has an investment profile similar to that of the 10-Year Corporate Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the 10-Year Corporate Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/10/2024)
F/m 10-Year Investment Grade Corporate Bond ETF NAV	5.32
F/m 10-Year Investment Grade Corporate Bond ETF Market	5.68
ICE BofA US Corporate Index	4.76
ICE 10-Year US Target Maturity Corporate Index	5.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/etfs/us-credit-series/zten/ for more recent performance information.
Net Assets	$ 16,395,014
Holdings Count | Units	242
Advisory Fees Paid, Amount	$ 13,424
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$16,395,014
Number of Holdings	242
Net Advisory Fee	$13,424
Portfolio Turnover	131%
30-Day SEC Yield	5.12%
30-Day SEC Yield Unsubsidized	5.12%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	2.4%
Bank of New York Mellon Corp.	0.4%
Procter & Gamble Co.	0.4%
Brookfield Finance, Inc.	0.4%
UnitedHealth Group, Inc.	0.4%
Capital One Financial Corp.	0.4%
AutoZone, Inc.	0.4%
PNC Financial Services Group, Inc.	0.4%
Choice Hotels International, Inc.	0.4%
American Express Co.	0.4%

Top Sectors	(% of Net Assets)
Financials	28.4%
Utilities	12.6%
Health Care	10.2%
Energy	10.2%
Industrials	9.4%
Consumer Discretionary	6.6%
Technology	6.5%
Consumer Staples	5.7%
Materials	5.3%
Cash & Other	5.1%

Updated Prospectus Web Address	https://www.fminvest.com/etfs/us-credit-series/zten/
Institutional Shares [Member]
Shareholder Report [Line Items]
Fund Name	Oakhurst Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	OHFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Oakhurst Fixed Income Fund (the “Fund”) for the period from September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/ohfix. You can also request this information by contacting us at 1-800-292-6775.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/ohfix
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund comfortably outperformed its index during the past fiscal year as duration and sector strategies both proved beneficial. Expecting benchmark yields to rise, Fund duration had started the year well below that of the index in an effort to minimize the impact of higher rates. As inflation fell and valuations improved, the duration of the Fund was extended closer to improve performance during a declining rate environment. Overweight allocations to mortgage-backed securities and corporate bonds also aided relative Fund performance due to the additional income and strong performance from these sectors. With elevated recession risk, a reduction in corporate bonds and an increased focus on higher quality securities was warranted.

Top Contributors
United States Treasury Note/Bond 4.13%, 11/15/2032
United States Treasury Note/Bond 3.88%, 08/15/2033
United States Treasury Note/Bond 3.50%, 02/15/2033
United States Treasury Note/Bond 3.00%, 02/15/2042

Top Detractors
↓	New York Community Bancorp, Inc., 8.27% (3 mo. Term SOFR + 3.04%), 11/06/2028
United States Treasury Note/Bond 4.88%, 05/31/2026
91282CDY4 United States Treasury Note/Bond 1.88%, 02/15/2032
31620RAJ4 Fidelity National Financial Inc 3.40% 06/15/2032

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	8.21	0.56	2.04
Bloomberg U.S. Aggregate Bond Index	7.30	-0.04	1.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/ohfix for more recent performance information.
Net Assets	$ 124,797,712
Holdings Count | Units	180
Advisory Fees Paid, Amount	$ 345,974
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$124,797,712
Number of Holdings	180
Net Advisory Fee	$345,974
Portfolio Turnover	41%

Holdings [Text Block]

Top 10 Holdings	(%) of net assets
United States Treasury Note/Bond	30.2%
Federal Home Loan Mortgage Corp.	8.5%
Federal National Mortgage Association	8.4%
Government National Mortgage Association	5.6%
United States of America	2.9%
Sequoia Mortgage Trust	2.0%
Invesco Treasury Portfolio	1.5%
Alaska Airlines, Inc.	1.0%
WaMu Mortgage Pass Through Certificates	0.9%
RCKT Mortgage Trust	0.9%

Top Sectors	(%) of net assets
Government	33.0%
Mortgage Securities	31.6%
Financials	11.4%
Asset Backed Securities	4.7%
Consumer Discretionary	3.9%
Technology	3.1%
Energy	2.8%
Health Care	2.8%
Utilities	2.5%
Cash & Other	4.2%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/ohfix
Institutional Shares [Member]
Shareholder Report [Line Items]
Fund Name	Oakhurst Short Duration Bond Fund
Class Name	Institutional Class
Trading Symbol	OHSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Oakhurst Short Duration Bond Fund (the “Fund”) for the period from September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/ohsdx. You can also request this information by contacting us at 1-800-292-6775.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/ohsdx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund performance easily outdistanced that of the ICE BofA 1-3 Year US Corporate & Government Total Return Index (the “Index”) during the fiscal year. Meaningful overweight allocations to both corporate bonds, mortgage-backed securities, and asset-backed securities generated substantial income advantages and turned in strong performance. Fund duration began the year slightly longer than that of the Index and was extended further as expectations for Federal Reserve interest rate cuts grew closer. The longer maturities and higher interest rate sensitivity (duration) was timely as shorter maturity Treasury yields fell considerably during the year. With an increased concern over future economic conditions, Fund duration has been lengthened further and the quality improved.

Top Contributors
↑	Federal Home Loan Mortgage Corp. Series 4938, Class BL, 2.25%, 07/25/2049
Federal National Mortgage Association Series 2018-45, Class AB, 3.00%, 06/25/2048
Elwood Energy LLC, 8.16%, 07/05/2026
Mastr Adjustable Rate Mortgages Trust Series 2004-2, Class M1, 6.22% (1 mo. Term SOFR + 0.94%), 12/25/2034

Top Detractors
↓	Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A3, 6.59% (1 mo. Term SOFR + 1.31%), 11/25/2034
Mastr Adjustable Rate Mortgages Trust Series 2004-5, Class 4A1, 4.04%, 04/25/2035
Series 2004-4, Class 2A, 6.02% (1 mo. Term SOFR + 0.67%), 06/19/2034
Series 2003-13, Class 1A1, 6.30%, 10/25/2033

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	7.68	2.00	2.09
Bloomberg U.S. Aggregate Bond Index**	7.30	-0.04	1.64
ICE BofA 1-3 Year US Corporate & Government Total Retun Index	6.28	1.53	1.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/ohsdx for more recent performance information.
Net Assets	$ 15,456,246
Holdings Count | Units	96
Advisory Fees Paid, Amount	$ (68,380)
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$15,456,246
Number of Holdings	96
Net Advisory Fee	$(68,380)
Portfolio Turnover	48%

Holdings [Text Block]

Top 10 Holdings	(%) of net assets
Federal National Mortgage Association	9.7%
United States Treasury Note/Bond	9.2%
Federal Home Loan Mortgage Corp.	6.8%
MortgageIT Trust	4.1%
Government National Mortgage Association	3.6%
Carvana Auto Receivables Trust	2.9%
Mastr Seasoned Securities Trust	1.9%
Leidos, Inc.	1.9%
Phillips 66 Partners LP	1.9%
Goldman Sachs BDC, Inc.	1.9%

Top Sectors	(%) of net assets
Mortgage Securities	38.3%
Financials	13.4%
Asset Backed Securities	11.7%
Government	9.2%
Consumer Discretionary	5.1%
Energy	4.8%
Communications	4.0%
Technology	3.0%
Utilities	3.0%
Cash & Other	7.5%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/ohsdx
Institutional Shares [Member]
Shareholder Report [Line Items]
Fund Name	Oakhurst Short Duration High Yield Credit Fund
Class Name	Institutional Class
Trading Symbol	OHSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Oakhurst Short Duration High Yield Credit Fund (the “Fund”) for the period from September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/ohshx. You can also request this information by contacting us at 1-800-292-6775.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/ohshx.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the ICE BofA 1-5 Year US Cash Pay High Yield Constrained Index, primarily due to security selection. The Fund’s overweight allocation to BB-rated credits while reducing CCCs and lower-rated single-Bs was a detractor from relative performance, as CCCs as a group meaningfully outperformed higher rating categories in the recent credit rally. Among the primary contributors to relative performance was the Fund’s underweight positions in several higher beta issuers that underperformed, primarily within the Media and Telecom sector, which continued to struggle managing highly levered capital structures in a higher rate environment.
We believe a quality-tilted investment style adds value by avoiding losers, and as such, we remain vigilant on changes in market conditions and focus on prudent credit selection, with emphasis on downside protection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/01/2015)
Institutional Class	10.66	3.44	4.38
Bloomberg U.S. Aggregate Bond Index**	7.30	-0.04	1.58
ICE BofA 1-5 Year US Cash Pay High Yield Constrained Index	11.25	4.70	5.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/ohshx for more recent performance information.
Net Assets	$ 36,451,432
Holdings Count | Units	86
Advisory Fees Paid, Amount	$ 162,025
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$36,451,432
Number of Holdings	86
Net Advisory Fee	$162,025
Portfolio Turnover	49%

Holdings [Text Block]

Top 10 Holdings	(%) of net assets
Fly Leasing Ltd.	3.7%
Invesco Treasury Portfolio	3.5%
PennyMac Corp.	2.3%
White Cap Parent LLC	2.1%
Burford Capital Global Finance LLC	2.0%
Brundage-Bone Concrete Pumping Holdings, Inc.	2.0%
Midcap Financial Issuer Trust	2.0%
Sabre GLBL, Inc.	2.0%
Energizer Holdings, Inc.	2.0%
HUB International Ltd.	2.0%

Top Sectors	(%) of net assets
Financials	26.2%
Consumer Discretionary	24.3%
Technology	8.8%
Energy	8.7%
Materials	6.1%
Consumer Staples	6.0%
Communications	5.8%
Industrials	4.4%
Utilities	3.0%
Cash & Other	6.7%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/ohshx
F/m Opportunistic Income ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m Opportunistic Income ETF
Class Name	F/m Opportunistic Income ETF
Trading Symbol	XFIX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Opportunistic Income ETF (the “Fund”) for the period from September 5, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/etfs/xfix. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/etfs/xfix
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m Opportunistic Income ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The F/m Opportunistic Income Fund (XFIX) performed well for the fiscal period, returning 10.93% versus the U.S. Aggregate Bond Index’s return of 8.37%. For most of the period, the Fund’s duration was shorter than the duration of the index, mitigating the negative effect of higher interest rates. Also, the Fund concentrated on the BBB Corporate bond category and higher yielding, but improving credits that were rated BBB. The Fund’s investments in Energy, Technology and Consumer Discretionary led the way for the period. As the Fund closed out the period and the risk of recession rose, investments were added to increase liquidity and safety (the US Treasury 10 Year Note ETF) and diversification (the F/m 3-Year Investment Grade Corporate Bond ETF).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/05/2023)
F/m Opportunistic Income ETF NAV	10.93
F/m Opportunistic Income ETF Market	11.15
Bloomberg U.S. Aggregate Bond Index	8.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/etfs/xfix for more recent performance information.
Net Assets	$ 35,343,097
Holdings Count | Units	28
Advisory Fees Paid, Amount	$ 108,078
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$35,343,097
Number of Holdings	28
Net Advisory Fee	$108,078
Portfolio Turnover	92%
30-Day SEC Yield	5.16%
30-Day SEC Yield Unsubsidized	5.16%

Holdings [Text Block]

Top 10 Holdings	(%) of net assets
US Treasury 10 Year Note ETF	8.2%
Mount Vernon Liquid Assets Portfolio, LLC	8.1%
F/m 3-Year Investment Grade Corporate Bond ETF	5.9%
Viatris, Inc.	4.8%
Kyndryl Holdings, Inc.	4.8%
Kinder Morgan, Inc.	4.7%
Concentrix Corp.	4.7%
JPMorgan Chase & Co.	4.6%
Celanese US Holdings LLC	4.6%
VF Corp.	4.6%

Top Sectors	(%) of net assets
Financials	13.7%
Energy	11.7%
Technology	11.5%
Information Technology	10.9%
Consumer Discretionary	9.0%
Materials	8.6%
Health Care	4.8%
Industrials	4.7%
Utilities	4.5%
Cash & Other	20.6%

Updated Prospectus Web Address	https://www.fminvest.com/etfs/xfix
Institutional Shares [Member]
Shareholder Report [Line Items]
Fund Name	F/m Investments Large Cap Focused Fund
Class Name	Institutional Class
Trading Symbol	IAFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period from July 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at 1-800-292-6775.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/iafmx-iaflx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15*	0.90%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the last 12-months ended 08/31/2024, the Fund underperformed its benchmark. This short-term relative underperformance was driven by our quantActive investment process which has long-term capital appreciation as a goal. We expect that some short-term periods will reflect on this long-term objective. In terms of the drivers for the relative underperformance, we would like to state that our investment process led us to be overexposed to information technology stocks that were not the best performers over the forestated period. These information technology stocks corrected over the Spring of 2024. Furthermore, we were underexposed to investments in utilities, financials and healthcare sectors. These are traditionally more defensive sectors and we did not have overexposures to those sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception (10/03/2016)
Institutional Class**	26.15	17.61	17.20
S&P 500 Total Return Index	27.14	15.92	14.92
Russell 1000 Growth Total Return Index	30.75	19.08	18.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
Net Assets	$ 65,543,939
Holdings Count | Units	24
Advisory Fees Paid, Amount	$ 66,788
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$65,543,939
Number of Holdings	24
Net Advisory Fee	$66,788
Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Holdings	(%) of net assets
Apple, Inc.	11.0%
NVIDIA Corp.	10.0%
First American Treasury Obligations Fund	8.0%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc.	6.5%
Netflix, Inc.	5.3%
Alphabet, Inc.	4.5%
Advanced Micro Devices, Inc.	4.3%
Adobe, Inc.	3.2%

Top Sectors	(%) of net assets
Information Technology	54.6%
Communication Services	16.3%
Consumer Discretionary	12.0%
Industrials	4.4%
Health Care	2.4%
Consumer Staples	2.4%
Cash & Other	7.9%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/iafmx-iaflx
Investor Shares [Member]
Shareholder Report [Line Items]
Fund Name	F/m Investments Large Cap Focused Fund
Class Name	Investor Class
Trading Symbol	IAFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period from July 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at 1-800-292-6775.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/iafmx-iaflx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$19*	1.15%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the last 12-months ended 08/31/2024, the Fund underperformed its benchmark. This short-term relative underperformance was driven by our quantActive investment process which has long-term capital appreciation as a goal. We expect that some short-term periods will reflect on this long-term objective. In terms of the drivers for the relative underperformance, we would like to state that our investment process led us to be overexposed to information technology stocks that were not the best performers over the forestated period. These information technology stocks corrected over the Spring of 2024. Furthermore, we were underexposed to investments in utilities, financials and healthcare sectors. These are traditionally more defensive sectors and we did not have overexposures to those sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception (10/03/2016)
Investor Class**	25.79	17.30	16.91
S&P 500 Total Return Index	27.14	15.92	14.92
Russell 1000 Growth Total Return Index	30.75	19.08	18.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
Net Assets	$ 65,543,939
Holdings Count | Units	24
Advisory Fees Paid, Amount	$ 66,788
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$65,543,939
Number of Holdings	24
Net Advisory Fee	$66,788
Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Holdings	(%) of net assets
Apple, Inc.	11.0%
NVIDIA Corp.	10.0%
First American Treasury Obligations Fund	8.0%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc.	6.5%
Netflix, Inc.	5.3%
Alphabet, Inc.	4.5%
Advanced Micro Devices, Inc.	4.3%
Adobe, Inc.	3.2%

Top Sectors	(%) of net assets
Information Technology	54.6%
Communication Services	16.3%
Consumer Discretionary	12.0%
Industrials	4.4%
Health Care	2.4%
Consumer Staples	2.4%
Cash & Other	7.9%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/iafmx-iaflx